     As filed with the U.S. Securities and Exchange Commission on August 4, 2006
                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
     Pre-Effective Amendment No. __                                   [ ]
     Post-Effective Amendment No. 82                                  [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
     Amendment No. 83

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

                    1299 Ocean Avenue, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
                1299 Ocean Avenue, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

___  immediately upon filing pursuant to paragraph (b)
_X_  on August 7, 2006 pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [Date] pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

___  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                       Title of Security Being Registered:

                     EMERGING MARKETS SOCIAL CORE PORTFOLIO

--------------------------------------------------------------------------------

This   Post-Effective   Amendment   No.   82/83  to   Registration   File   Nos.
2-73948/811-3258 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A -- Prospectus  relating to the Registrant's  Emerging Markets Social
     Core Portfolio series of shares

4.   PART B -- Statement of Additional  Information relating to the Registrant's
     Emerging Markets Social Core Portfolio series of shares

5.   PART C -- Other Information

6.   SIGNATURES

                               P R O S P E C T U S

                                 August 7, 2006
  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

     DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios.  The Portfolio described in this Prospectus: o
Has its own  investment  objective  and  policies,  and is the  equivalent  of a separate mutual fund. o Is generally  available only to institutional  investors and  clients  of  registered  investment  advisors.  o Does  not  charge a sales commission or "load." o Is designed for long-term investors.

                     EMERGING MARKETS SOCIAL CORE PORTFOLIO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
            Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY..........................................................1
     ABOUT THE PORTFOLIO.....................................................1
     MANAGEMENT..............................................................1
     EQUITY INVESTMENT APPROACH..............................................1
     INVESTMENT OBJECTIVE, STRATEGIES, AND
       RISKS OF THE EMERGING MARKETS SOCIAL

                                       i

RISK/RETURN SUMMARY

About the Portfolio

The Portfolio:

     o    Is  generally  offered  to  institutional  investors  and  clients  of registered investment advisers.

     o    Does not charge sales commissions or "loads."

     o    Is designed for long-term investors.

Management

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for the
Portfolio.

Equity Investment Approach

The Advisor believes that equity investing should involve a long-term view and a focus on asset  class  (e.g.,  emerging  markets  stocks)  selection,  not stock picking. It places priority on controlling  expenses,  portfolio  turnover,  and trading costs. Many other investment  managers  concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures the Portfolio by:

l.   Selecting a starting universe of emerging markets securities.

2.   Excluding  certain  companies after analyzing various factors (for example, size or liquidity).

3.   Excluding other companies based upon the Portfolio's social criteria.

4.   Purchasing  stocks so the  Portfolio  is generally  diversified  within its targeted asset class of emerging markets.

See  "INVESTMENT  OBJECTIVE  AND   POLICIES--Applying   the  Portfolio's  Social
Criteria" for a description of the social criteria utilized by the Portfolio.

Investment Objective,  Strategies, and Risks of the Emerging Markets Social Core
Portfolio

o    Investment Objective: Long-term capital appreciation.

o    Investment  Strategy:  Invest  in a broad  portfolio  of  emerging  markets companies,  generally  with an  increased  exposure  to small cap and value companies,  while excluding  securities of emerging markets companies based upon the Portfolio's social issue screens.

o    Principal Risks: Market Risk, Emerging Markets Risk, Foreign Securities and
     Currencies Risk, Small Company Risk, and Social Investment Risk.

                                       1

Principal Risks

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political,  and  issuer-specific  events  will  cause  the  value  of securities,  and the  Portfolio,  which owns them, to rise or fall.  Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Emerging  Markets Risk:  Numerous  emerging  market  countries have  experienced serious,  and potentially  continuing,  economic and political  problems.  Stock markets in many emerging  market  countries are relatively  small,  expensive to trade,  and risky.  Foreigners  are often limited in their ability to invest in, and withdraw assets from, these markets.  Additional restrictions may be imposed under emergency conditions.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign  governments, and/or (b) less regulated or liquid securities markets.  Investors holding these securities  are also  exposed to foreign  currency  risk (the  possibility  that foreign currency will fluctuate in value against the U.S. dollar).

Small  Company Risk:  Securities  of small  companies are often less liquid than those of large  companies.  As a result,  small  company  stocks  may  fluctuate relatively more in price.

Social  Investment  Risk:  The  Portfolio's  social issue  screens may limit the number of investment  opportunities available to the Portfolio, and as a result, at times the  Portfolio  may produce  more modest  gains than funds that are not subject to such special investment  conditions.  For example,  the Portfolio may decline to purchase certain  securities when it is otherwise  advantageous to do so, or the Portfolio may sell certain  securities  for social reasons when it is otherwise disadvantageous to do so.

Other Risks

Derivatives:

Derivatives are securities,  such as futures  contracts,  whose value is derived from that of other  securities or indices.  Derivatives  can be used for hedging
(attempting to reduce risk by offsetting  one investment  position with another)
or non-hedging  purposes.  The Portfolio may use foreign  currency  contracts to hedge foreign currency risks.

The Portfolio also may use derivatives, such as futures contracts and options on futures  contracts,  to gain market exposure on the Portfolio's  uninvested cash pending  investment in securities or to maintain  liquidity to pay  redemptions.
When the Portfolio uses derivatives for non-hedging purposes, the Portfolio will be  directly  exposed  to the risks of that  derivative.  Gains or  losses  from derivative  investments  may be  substantially  greater  than  the  derivatives'
original cost.

Securities Lending:

The Portfolio may lend its portfolio  securities to generate  additional income.
Securities  lending  involves  the risk that the borrower may fail to return the securities  in a timely  manner or at all. As a result,  the  Portfolio may lose money  and  there  may be a delay  in  recovering  the  loaned  securities.  The
Portfolio also could lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.

                                       2

Securities  lending may have certain  potential  adverse tax  consequences.  See
"SECURITIES LOANS" for further information on securities lending.

Other Information

Commodity Pool Operator Exemption:

The  Portfolio  is operated by a person that has claimed an  exclusion  from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act  ("CEA"),  and,  therefore,  such person is not subject to  registration  or regulation as a pool operator under the CEA.

                                       3

Risk and Return Bar Chart and Table

     Performance  information  is not available for the Portfolio  because it is new.

                                       4

                                FEES AND EXPENSES

     This table  describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

     Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Management Fee........................................................0.55%
Other Expenses........................................................0.51%*
                                                                      ----

Total Annual Operating Expenses.......................................1.06%
Fee Waiver and/or Expense Reimbursements..............................0.21%
                                                                      ----

Net Expenses..........................................................0.85%**

__________________

*    "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending November
     30, 2006.

**   Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
     Portfolio,  the  Advisor  has  agreed  to  waive  all or a  portion  of its management  fee  and to  assume  the  Portfolio's  expenses  to the  extent necessary  to limit the  expenses to 0.85% of the  Portfolio's  average net assets on an annualized  basis (the "Expense  Limitation  Amount").  At any time that the Portfolio's annualized expenses are less than the Portfolio's
     Expense  Limitation  Amount,  described in the prior sentence,  the Advisor retains  the right to seek  reimbursement  for any fees  previously  waived and/or expenses  previously  assumed to the extent that such  reimbursement will not cause the  Portfolio's  annualized  expenses to exceed the Expense
     Limitation  Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously  waived or expenses  previously  assumed by the Advisor more than thirty-six months before the date of such reimbursement.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                           l Year    3 Years
Emerging Markets Social Core Portfolio.................     $87       $334

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five- and ten-year periods.

                                       5

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolio.  See "MANAGEMENT
OF THE PORTFOLIO."

Purchase, Valuation, and Redemption of Shares

     The shares of the  Portfolio  are sold at net asset value.  The  redemption price of the shares of the Portfolio is also equal to the net asset value of its shares.  The value of the  Portfolio's  shares will fluctuate in relation to its own investment experience.  See "PURCHASE OF SHARES," "VALUATION OF SHARES," and
"REDEMPTION OF SHARES."

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment  objective of the Portfolio is to achieve  long-term capital appreciation.  The  Portfolio  seeks to  achieve  its  investment  objective  by investing  in companies  associated  with  emerging  markets  designated  by the
Investment Committee of the Advisor ("Approved Markets"). As of the date of this
Prospectus,  the following countries are designated as Approved Markets: Brazil,
Chile, Czech Republic, Hungary, India, Indonesia,  Israel, Malaysia, Mexico, the
Philippines,  Poland, South Africa, South Korea, Taiwan,  Thailand,  and Turkey.
The Investment  Committee of the Advisor also may authorize  other countries for investment in the future, in addition to the countries listed.

     The  Portfolio  invests its assets  primarily  in Approved  Markets  equity securities  listed on bona  fide  securities  exchanges  or  actively  traded on over-the-counter  markets.  These exchanges or  over-the-counter  markets may be either  within or outside  the  issuer's  domicile  country.  For  example,  the securities may be listed or traded in the form of European Depository  Receipts,
Global Depository  Receipts,  American  Depository  Receipts,  or other types of depository receipts.

     The  Portfolio  seeks to  purchase  a broad  and  diverse  group of  equity securities,  generally  with an increased  exposure to  securities  of small cap issuers and securities that the Portfolio  considers to be value securities.  In addition to seeking  exposure to small cap  issuers  and value  securities,  the
Portfolio seeks to exclude certain  securities based upon the Portfolio's social issue screens.

     In assessing  value,  the Advisor may consider factors such as the issuer's securities having a high book value in relation to their market value, and price to cash flow or price to earnings  ratios.  The  criteria  the Advisor  uses for assessing  value are subject to change from time to time.  As a  non-fundamental policy,  under normal  circumstances,  the Portfolio will invest at least 80% of its net  assets  in  emerging  markets  investments  that  are  defined  in this
Prospectus  as  Approved  Markets  securities.  If the  Portfolio  changes  this investment  policy,  the Portfolio will notify  shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Applying the Portfolio's Social Criteria

     The Fund has  engaged  an  independent  third  party  (the  "Social  Screen
Vendor") to monitor the Portfolio's social issue screens. As of the date of this
Prospectus,  KLD  Research &  Analytics,  Inc. has been engaged to be the Social
Screen  Vendor.  The Portfolio  seeks to exclude from its  investment  portfolio those companies that are identified by the Portfolio's social issue screens,  as further  discussed below.  The Portfolio's  social issue screens are designed to identify:

                                       6

     o    companies  that  earn at least  20% of their  total  business  revenue through the production  and/or sale of military weapons and/or weapons of mass destruction;

     o    companies  that are wholly or partially  managed or  controlled by the government  of the  Republic of the Sudan,  or that are engaged in for profit business activities in or with the Republic of the Sudan;

     o    companies  that  earn at least  15% of their  total  business  revenue through the production and/or sale of tobacco or alcohol products;

     o    companies that earn at least 20% of their total business  revenue from gambling activities;

     o    companies that directly participate in abortions;

     o    companies   that   manufacture    pharmaceuticals    and/or   abortive
          agents/contraceptives;

     o    companies that earn at least 15% of their total business  revenue from publishing or selling pornographic materials; and

     o    companies that are for-profit health care providers.

The Portfolio may modify this list of social issue screens, at any time, without prior shareholder approval or notice.

     The  Portfolio's  social  issue  screens  are  designed  to meet the social investing needs of shareholders;  the exclusion,  purchase,  or sale of specific securities in the Portfolio  should not be construed as reflecting a judgment by the Advisor or the Board of Directors of DFA  Investment  Dimensions  Group Inc.
relating to any social issue.

     The  Portfolio  and the Advisor do not  determine  which  stocks to exclude pursuant to the Portfolio's social issue screens. Instead, the Portfolio and the
Advisor rely on the social  investment  research  provided by the Social  Screen
Vendor.  The Social  Screen  Vendor is  generally  in the  business of providing social investment  research on publicly traded companies.  Through its research, the Social Screen Vendor shall determine if and when a company's  activities are significant  enough to warrant  exclusion  under the  Portfolio's  social  issue screens.  The Social Screen Vendor may  periodically  modify its social criteria screening process.

     The Portfolio will endeavor not to buy any stock that fails the Portfolio's social issue screens as indicated in the research  provided by the Social Screen
Vendor.  Because of this approach, the Portfolio may not invest in certain types of companies, industries, and segments of the Approved Markets. The Advisor will endeavor to ensure that the  Portfolio's  investments  are  consistent  with the social issue screens,  but there can be no guarantee that every  investment will do so. Even if an  investment is not excluded by the social issue  screens,  the
Advisor has the option of excluding  the  investment  if it is  determined to be unsuitable.

     At times,  the Portfolio  may hold stocks that do not meet the  Portfolio's social  criteria,  because for  instance  the stocks  ceased  meeting the social criteria  after the Portfolio  bought them or the Portfolio  obtained the stocks despite the  Portfolio's  social  criteria due to inadvertent  error,  corporate action or  otherwise.  The Advisor  will seek to sell these stocks in an orderly manner. Although the Advisor will seek to minimize any adverse effect of holding or selling  these  stocks on the value of the  Portfolio's  investments,  to the extent  that  costs or  losses  are  realized  no  remuneration  will be due the
Portfolio.

                                       7

Ordinarily,  the Portfolio  will sell the stocks  within 90 days of  determining that the stocks do not meet the social  criteria.  However,  the Portfolio  will sell the stocks after a longer period if the Advisor believes that doing so will avoid a loss to the overall value of the Portfolio's investments.

Approved Markets

     The  Portfolio  may not invest in all such  companies  or Approved  Markets described below, for reasons which include  constraints  imposed within Approved
Markets (e.g.,  restrictions  on purchases by  foreigners),  and the Portfolio's policy not to invest more than 25% of its assets in any one industry.

     Approved  Market  securities are defined as securities  that are associated with an Approved Market, and include,  among others: (a) securities of companies that are  organized  under the laws of, or  maintain  their  principal  place of business in, an Approved Market;  (b) securities for which the principal trading market is in an Approved  Market;  (c)  securities  issued or  guaranteed by the government of an Approved Market country, its agencies or instrumentalities,  or the central bank of such  country;  (d)  securities  denominated  in an Approved
Market currency issued by companies to finance  operations in Approved  Markets;
(e)  securities  of  companies  that  derive at least 50% of their  revenues  or profits from goods produced or sold,  investments made, or services performed in
Approved Markets or have at least 50% of their assets in Approved  Markets;  (f)
Approved  Markets  equity  securities  in the  form of  depositary  shares;  (g)
securities  of pooled  investment  vehicles  that invest  primarily  in Approved
Markets  securities  or  derivative  instruments  that  derive  their value from
Approved  Markets  securities;  or (h)  securities  included in the  Portfolio's benchmark  index.  Securities  of Approved  Markets may  include  securities  of companies  that  have  characteristics  and  business  relationships  common  to companies in other countries.  As a result,  the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the  Approved  Markets.  The  Advisor,  however,  will  select  only those companies that, in its view, have  sufficiently  strong exposure to economic and market  forces in  Approved  Markets.  For  example,  the  Advisor may invest in companies  organized and located in the United States or other countries outside
of  Approved  Markets,   including  companies  having  their  entire  production
facilities outside of Approved Markets,  when such companies meet the definition of Approved Markets securities.

     In determining which countries are eligible markets for the Portfolio,  the
Advisor may consider various factors,  including,  without limitation, the data, analysis,  and  classification  of countries  published or  disseminated  by the
International  Bank for  Reconstruction  and Development  (commonly known as the
World Bank), the International Finance Corporation,  FTSE International,  Morgan
Stanley Capital International,  Citigroup, and the Heritage Foundation. Approved
emerging  markets may not  include all such  emerging  markets.  In  determining whether to approve markets for  investment,  the Advisor will take into account,
among  other  things,  market  liquidity,   relative  availability  of  investor
information,  government  regulation,  including  fiscal  and  foreign  exchange repatriation rules and the availability of other access to these markets for the
Portfolio.  The  Portfolio  may continue to hold  securities  that are no longer designated as Approved Markets by the Investment Committee of the Advisor.

     Pending the investment of new capital in Approved Markets  securities,  the
Portfolio  will  typically  invest in money market  instruments  or other highly liquid debt instruments  including those denominated in U.S. dollars (including, without  limitation,  repurchase  agreements)  and money market mutual funds. In addition, the Portfolio may, for liquidity,  or for temporary defensive purposes during  periods in which  market or economic or  political  conditions  warrant, purchase highly liquid debt instruments or hold freely  convertible  currencies, although  the  Portfolio  does not expect the  aggregate  of all such amounts to exceed 20% of its net assets under normal circumstances.  The Portfolio may also invest  in  exchange-traded  funds  ("ETFs")  and  similarly  structured  pooled investments  that provide  exposure to Approved Markets

                                       8

or other  equity  markets,  including  the United  States,  for the  purposes of gaining exposure to the equity markets while maintaining liquidity.

     The  Portfolio  also may invest up to 10% of its total  assets in shares of other investment companies that invest in one or more Approved Markets, although
it  intends  to  do  so  only  where  access  to  those   markets  is  otherwise
significantly  limited.  In  some  Approved  Markets,  it  may be  necessary  or advisable  for the Portfolio to establish a  wholly-owned  subsidiary or a trust for the purpose of investing in the local markets.

     The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities  or to maintain  liquidity to pay  redemptions.  The Portfolio may enter into  futures  contracts  and options on futures  contracts  for  Approved
Market or other equity market  securities  and indices,  including  those of the
United  States.  Because the  Portfolio's  investments  will be  denominated  in foreign currencies,  the Portfolio also will enter into forward foreign currency contracts  solely for the purpose of hedging  against  fluctuations  in currency exchange rates.

Portfolio Construction

     The  Portfolio  seeks  broad  market  diversification   generally  with  an
increased  exposure to  securities of small cap issuers and  securities  that it considers to be value securities, while also purchasing securities as consistent with the  Portfolio's  social  issue  screens.  The  Advisor  will  not  utilize
"fundamental"   securities   research   techniques  in  identifying   securities
selections for the Portfolio.

     Even though a  company's  stock may meet the  criteria  for  investment,  a company's stock may not be included in the Portfolio for one or more of a number of reasons. For example, in the Advisor's judgment, the issuer may be considered in extreme  financial  difficulty,  a material  portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a "passive  foreign  investment  company"  (as  defined  in the  Internal
Revenue Code of 1986, as amended).  There will be the exercise of discretion and consideration by the Advisor in purchasing  securities in an Approved Market and in determining the allocation of investments among Approved Markets.

                             PORTFOLIO TRANSACTIONS

     Securities  will not be  purchased or sold based on the  prospects  for the economy,  the securities  markets,  or the  individual  issuers whose shares are eligible for purchase.  Securities  that have  depreciated  in value since their acquisition  will not be sold solely  because  prospects  for the issuer are not considered attractive or due to an expected or realized decline in securities in general.  Securities will not be sold to realize  short-term  profits,  but when circumstances  warrant,  they may be sold  without  regard to the length of time held.  Securities,  including  those eligible for purchase,  may be disposed of, however,  at any time when, in the  Advisor's  judgment,  circumstances  warrant their sale, including,  but not limited to, tender offers,  mergers, and similar transactions,  or bids made for block purchases at opportune prices.  Generally, securities  will be purchased  with the  expectation  that they will be held for longer  than one year and will be held  until such time as they are no longer an appropriate holding in light of the investment policy of the Portfolio.

                                SECURITIES LOANS

     The  Portfolio is  authorized  to lend  securities  to  qualified  brokers, dealers,  banks,  and other  financial  institutions  for the purpose of earning additional  income.  While the Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the

                                       9

Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio's total assets,  which includes the value of collateral  received.
To the extent the  Portfolio  loans a portion of its  securities,  the Portfolio will  receive  collateral  consisting  generally  of  cash  or  U.S.  government securities,  which will be  maintained  by marking to market  daily in an amount equal to at least (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies,  (ii) 102% of the  current  market  value  of the  loaned  securities,  with  respect  to U.S.
securities, and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities.  Subject to its stated investment  policies, the Portfolio may invest the  collateral  received for the loaned  securities in securities  of the  U.S.  government  or  its  agencies,  repurchase  agreements collateralized  by  securities  of the  U.S.  government  or its  agencies,  and registered and unregistered  money market funds. For purposes of this paragraph, agencies include both agency debentures and agency  mortgage-backed  securities.
In addition,  the  Portfolio  will be able to terminate the loan at any time and will receive  reasonable  interest on the loan,  as well as amounts equal to any dividends,  interest, or other distributions on the loaned securities.  However, dividend income received from loaned  securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio's  Statement of Additional
Information (the "SAI") for a further discussion of the tax consequences related to  securities  lending.  The  Portfolio  will be  entitled  to  recall a loaned security in time to vote proxies or otherwise  obtain  rights to vote proxies of loaned  securities if the Portfolio  knows a material  event will occur.  In the event of the  bankruptcy of the  borrower,  the Fund could  experience  delay in recovering  the  loaned  securities  or  only  recover  cash  or a  security  of equivalent value. See "OTHER RISKS--SECURITIES  LENDING" for a discussion of the risks related to securities lending.

                           MANAGEMENT OF THE PORTFOLIO

     The Advisor  serves as investment  advisor to the  Portfolio.  As such, the
Advisor  is  responsible  for the  management  of the  Portfolio's  assets.  The
Portfolio is managed using a team  approach.  The  investment  team includes the
Investment Committee of the Advisor,  portfolio managers,  and all other trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus, the Investment Committee has seven members. Investment decisions for the Portfolio  are made by the  Investment  Committee,  which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves  any  changes in regards to approved  countries,  security  types,  and brokers.

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  manager and portfolio  traders  implement the policies and procedures established by the  Investment  Committee.  The portfolio  manager and portfolio traders also make daily decisions regarding the Portfolio, including running buy and  sell  programs,  based  on the  parameters  established  by the  Investment
Committee. Karen E. Umland, the portfolio manager for the Portfolio, coordinates the efforts of all other  portfolio  managers  with respect to the Portfolio and other international equity portfolios managed by the Advisor.

     Ms. Umland is a Portfolio  Manager and Vice  President of the Advisor and a
member of the Investment Committee.  She received her BA from Yale University in
1988 and her MBA from the  University of California at Los Angeles in 1993.  Ms.
Umland joined the Advisor in 1993 and has been responsible for the international equity  portfolios  since 1998.  The Fund's SAI provides  information  about the portfolio  manager's  compensation,  other  accounts  managed  by the  portfolio manager, and the portfolio manager's ownership of Fund shares.

                                       10

     The Advisor  provides the Portfolio  with a trading  department and selects brokers and dealers to effect securities  transactions.  Securities transactions are placed with a view to  obtaining  best price and  execution.  The  Advisor's address is 1299 Ocean Avenue, Santa Monica, CA 90401.

     DFA  Investment  Dimensions  Group Inc.  (the "Fund")  bears all of its own costs and expenses,  including:  services of its independent  registered  public accounting firm,  legal counsel,  brokerage  commissions,  and transfer taxes in connection with the acquisition and disposition of portfolio securities,  taxes, insurance  premiums,  costs  incidental  to  meetings  of its  shareholders  and directors,  the  cost  of  filing  its  registration  statements  under  federal securities  laws and the cost of any filings  required  under  state  securities laws,  reports to  shareholders,  and transfer and dividend  disbursing  agency, administrative  services, and custodian fees. Expenses allocable to a particular portfolio  of the Fund are so  allocated.  The expenses of the Fund that are not allocable to a particular  portfolio are borne by each portfolio on the basis of its relative net assets or equally.

     The Advisor was  organized  in May 1981,  and is engaged in the business of providing  investment  management  services.  As of the date of this Prospectus, assets under management total  approximately $100 billion.  The Advisor controls
Dimensional  Fund  Advisors  Ltd.  ("DFAL")  and  DFA  Australia  Limited  ("DFA
Australia").

Investment Services

     The Advisor has entered  into a Sub  Advisory  Agreement  with each of DFAL
(100  Pall  Mall,  London  SW1Y 5NQ) and DFA  Australia  (Level  29  Gateway  1,
MacQuarie  Place,  Sydney,  New  South  Wales  2000,  Australia),  respectively.
Pursuant to the terms of each Sub  Advisory  Agreement,  DFAL and DFA  Australia each have the  authority  and  responsibility  to select  brokers and dealers to execute  securities  transactions  for the Portfolio.  Each Sub Advisor's duties
include  the   maintenance   of  a  trading  desk  for  the  Portfolio  and  the
determination  of the best  and most  efficient  means of  executing  securities transactions.  On at least a  semi-annual  basis,  the  Advisor  will review the holdings of the  Portfolio  and review the trading  process and the execution of securities  transactions.  The  Advisor is  responsible  for  determining  those securities  which are eligible for  purchase and sale by the  Portfolio  and may delegate this task,  subject to its own review, to DFAL and DFA Australia.  DFAL and DFA Australia maintain and furnish to the Advisor information and reports on small companies in certain markets,  including  recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio. DFAL is a member of the  Financial  Services  Authority  ("FSA"),  a  self-regulatory organization for investment  managers  operating under the laws of England.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Dividends  from net  investment  income of the  Portfolio  are  distributed quarterly  (on a calendar  basis) and any net realized  capital gains (after any reductions  for capital loss  carry-forwards)  are  distributed  annually  after
November 30. The  Portfolio  also may make an additional  dividend  distribution from net investment income in November of each year.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date),
unless,   upon  written   notice  to  the  Advisor  and  completion  of  account
information, the shareholder selects on of the options listed below:

     Income  Option - to receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

                                       11

     Capital Gains Option - to receive capital gains  distributions  in cash and income dividends in additional shares at net asset value.

     Cash  Option  -  to  receive  both  income   dividends  and  capital  gains
distributions in cash.

     Certain  investments  by the Portfolio may be subject to special rules that may affect the  amount,  character,  and timing of the income to the  Portfolio.
Some of these rules are referenced in the SAI. Specifically, corporate investors should consult the SAI for further information regarding the extent to which the distributions  from the Portfolio  may be eligible for the  corporate  dividends received reduction.

     Whether paid in cash or additional  shares and  regardless of the length of time the Portfolio's  shares have been owned by shareholders  who are subject to
U.S.  federal  income  taxes,  distributions  from  long-term  capital gains are taxable as such.  Dividends from net investment income or net short-term capital gains  will be  taxable  as  ordinary  income,  whether  received  in cash or in additional  shares.  A portion of the income dividends paid by the Portfolio may be  qualified  dividends  eligible for taxation by  individual  shareholders  at long-term  capital gains rates provided certain holding period  requirements are satisfied.  For those  investors  subject to tax, if  purchases of shares of the
Portfolio are made shortly before the record date for a dividend or capital gain distribution,  a  portion  of the  investment  will  be  returned  as a  taxable distribution.  Shareholders  are  notified  annually  by the Fund as to the U.S.
federal tax status of dividends and distributions paid by the Portfolio.

     The  Portfolio may be subject to foreign  withholding  taxes on income from foreign  securities.  If more  than  50% in  value of the  total  assets  of the
Portfolio is invested in securities of foreign  corporations,  the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the  Portfolio.  If this  election is made,  shareholders  will be required to include in their gross income their pro rata share of these  foreign taxes paid by the  Portfolio,  and will be  entitled  to deduct (as an  itemized deduction  in the case of  individuals)  their  share of such  foreign  taxes in computing their taxable income or to claim a credit for such taxes against their
U.S. federal income tax, subject to certain limitations under the Code.

     The sale of shares of the  Portfolio is a taxable event and may result in a capital gain or loss to  shareholders  who are subject to tax.  Capital gains or loss may be  realized  from an ordinary  redemption  of shares or an exchange of shares  between  two  Portfolios.  Any loss  incurred on sale or exchange of the
Portfolio's  shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain  dividends  received  with respect to such shares.

     In  addition  to federal  taxes,  shareholders  may be subject to state and local taxes on  distributions  from the Portfolio and on gains on redemptions or exchanges  of the  Portfolio's  shares.  Distributions  of  interest  income and capital gains realized from certain types of U.S.  government  securities may be exempt form state personal income taxes.

     Dividends   which  are  declared  in  October,   November  or  December  to
shareholders of record in such a month, but which, for operational  reasons, may not be paid to the shareholder until the following January,  will be treated for
U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     For non-U.S. investors, ordinary dividends designated as short-term capital gain  dividends and  interest-related  dividends  designated as a payment out of qualified interest income generally will not be subject to U.S. withholding tax, provided the shareholder certifies that the shareholder is a non-U.S. investor.

                                       12

     The  Portfolio  is required to withhold 28% of taxable  dividends,  capital gains  distributions,  and redemption proceeds paid to shareholders who have not complied with IRS rules  concerning  taxpayer  identification  numbers.  You may avoid this  withholding  requirement  by providing and certifying on the account registration form your correct Taxpayer  Identification Number and by certifying that you are not subject to backup  withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

     The tax  discussion  set forth  above is included  for general  information only.  Prospective  investors should consult the SAI. Prospective investors also should consult their own tax advisers  concerning the federal,  state, local, or foreign tax consequences of an investment in the Portfolio.

                               PURCHASE OF SHARES

     Investors  may purchase  shares of the  Portfolio by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisor of the proposed investment.  The
Portfolio  generally is available for investment only by institutional  clients, clients of registered  investment advisors,  clients of financial  institutions, and a limited number of certain other  investors,  as approved from time to time by the Advisor  ("Eligible  Investors").  Eligible  Investors include employees, former employees,  shareholders, and directors of the Advisor and the Funds, and friends  and family  members of such  persons.  All  investments  are subject to approval  of the  Advisor,  and all  investors  must  complete  and  submit  the necessary account  registration forms in good order. The Fund reserves the right to reject any initial or  additional  investment  and to suspend the offering of shares of the Portfolio.

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  signed  Account  Registration  Form and any  additional supporting  legal  documentation  required by the Advisor have been  received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular  trading on the NYSE (normally 1:00 p.m. PT) on the day of the purchase.
If an  order  to  purchase  shares  must be  cancelled  due to  nonpayment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 396-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc. (Emerging Markets Social Core Portfolio).  Additional  investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of the Portfolio by check should send their check to DFA
Investment  Dimensions  Group Inc.,  c/o PFPC Inc.,  P.O. Box 8916,  Wilmington,
Delaware 19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and the expense of, the applicant. Applicants settling in any currency  other than U.S.  dollars are advised that a delay in  processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are

                                       13

purchased  or  redeemed  directly  from the Fund.  Investors  who are clients of investment  advisory  organizations  may also be subject to investment  advisory fees under their own arrangements with such organizations.

In-Kind Purchases

     If  accepted  by the Fund,  shares of the  Portfolio  may be  purchased  in exchange for  securities  that are eligible for  acquisition by the Portfolio or otherwise  represented  in its  portfolio as described in this  Prospectus or in exchange for local  currencies  in which such  securities  of the  Portfolio are denominated.  Securities and local currencies  accepted by the Fund for exchange and Portfolio  shares to be issued in exchange will be valued as set forth under
"VALUATION OF SHARES" at the time of the next  determination  of net asset value after such acceptance. All dividends,  interests,  subscription, or other rights pertaining  to such  securities  shall become the property of the  Portfolio and must be  delivered  to the Fund by the  investor  upon  receipt from the issuer.
Investors who desire to purchase  shares of the Portfolio with local  currencies should first contact the Advisor for wire instructions.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities  exists,  or otherwise;  and (3) at the discretion of the Fund,  the value of any such security  (except U.S.  government  securities)
being exchanged,  together with other securities of the same issuer owned by the
Portfolio,  may not  exceed 5% of the net  assets of the  Portfolio  immediately after the  transaction.  The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors  who are subject to federal  taxation  upon the exchange  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In the interest of economy and convenience,  certificates for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the Portfolio, including but not limited to market timing. Short-term or  excessive  trading  into  and out of the  Portfolio  can  disrupt  portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     In  addition,   the  nature  of  the   Portfolio's   holdings  may  present
opportunities for a shareholder to engage in a short-term  trading strategy that exploits  possible  delays  between  changes  in the  price  of the  Portfolio's holdings and the reflection of those changes in the  Portfolio's net asset value
(called "arbitrage market timing").  Such delays may occur because the Portfolio has  significant  investments  in  foreign  securities  where,  due to time zone differences, the values of those securities are established some time before the
Portfolio  calculates its net asset value. In such circumstances,  the available market prices for such foreign  securities may not accurately reflect the latest indications  of value at the time the Portfolio  calculates its net asset value.
There is a possibility  that arbitrage market timing may dilute the value of the
Portfolio's  shares if redeeming  shareholders  receive proceeds (and purchasing shareholders  receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

                                       14

     The Board of Directors of the Fund (the  "Board") has adopted a policy (the
"Trading  Policy")  and the  Advisor  and  DFA  Securities  Inc.  (collectively,
"Dimensional") and their agents have implemented the following procedures, which are designed to discourage  and prevent  market  timing or excessive  short-term trading in the Portfolio:  (i) trade activity  monitoring,  and (ii) use of fair value pricing.

     The Fund, Dimensional and their agents monitor selected trades and flows of money in and out of the  Portfolio in an effort to detect  excessive  short-term trading activities,  and for consistent  enforcement of the Trading Policy. As a result  of this  monitoring,  Dimensional  may ask a  shareholder  to stop  such activities  or refuse to  process  purchase  orders  or  exchange  orders in the shareholder's account.

     The Fund reserves the right to take the actions necessary to stop excessive or  disruptive  trading  activities,  including  refusing or canceling  purchase orders for any reason,  without prior notice,  particularly purchase orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their  agents  reserve  the  right to reject  any  purchase  request  made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio.  In making such judgments,  the Fund and Dimensional seek to act in a manner that is consistent  with the best  interests of  shareholders.  For purposes of applying these procedures,  Dimensional may consider an investor's trading history in the
Portfolio,  and  accounts  under common  ownership,  influence,  or control.  In addition,  these procedures will not apply to a redemption  transaction in which the Portfolio distributes  portfolio securities to a shareholder in-kind,  where the  redemption  will not  disrupt the  efficient  portfolio  management  of the
Portfolio and the  redemption is consistent  with the interests of the remaining shareholders of the Portfolio.

     The ability to monitor trades that are through omnibus accounts  maintained by  financial  intermediaries,  such as 401(k) plan  administrators  and certain fee-based financial advisors  ("Intermediaries"),  is severely limited.  Omnibus accounts aggregate the transactions of underlying  shareholders,  thus making it
difficult  to  identify  individual   underlying  account  holder  activity.  In
addition,  some  Intermediaries  may be unable,  or  unwilling,  to abide by any
Fund-imposed trading or exchange restrictions. For these reasons, the procedures cannot eliminate completely the possibility of excessive short-term trading. The
Fund seeks compliance by Intermediaries with the policies by requesting that the
Intermediaries, from time to time, identify to the Fund those investors known to the  Intermediaries to have investment  horizons  inconsistent with those of the
Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures  that govern the pricing of the securities of the Portfolio.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually  nor all of the procedures  taken together can completely  eliminate the  possibility  that  excessive  short-term trading activity in the Portfolio may occur.

     Certain  Intermediaries  may apply frequent trading policies and procedures that are different from the policies and procedures  described above.  Investors that  invest  in the  Portfolio  through  an  Intermediary  should  contact  the
Intermediary  for  information   concerning  the  Intermediary's   policies  and
procedures.

                                       15

                               VALUATION OF SHARES

Net Asset Value

     The net asset  value per share of the  Portfolio  is  calculated  after the close of the NYSE  (normally,  1:00 p.m.  PT) by dividing the total value of the
Portfolio's  investments and other assets,  less any  liabilities,  by the total outstanding  shares  of the  stock of the  Portfolio.  The  Portfolio  generally calculates  its net asset value per share and accepts  purchase  and  redemption orders  on days  that  the  NYSE is open for  trading.  Note:  The time at which transactions  and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of shares of the  Portfolio  will  fluctuate  in  relation to its investment  experience.  Securities  held by the  Portfolio  will be  valued  in accordance  with  applicable  laws  and  procedures  adopted  by  the  Board  of
Directors, and generally, as described below.

     Securities held by the Portfolio  (including  over-the-counter  securities)
are  valued at the last  quoted  sale price of the day.  Securities  held by the
Portfolio  that are listed on Nasdaq are valued at the Nasdaq  Official  Closing
Price ("NOCP"). If there is no last reported sales price or NOCP of the day, the
Portfolio  values the  securities at the mean between the most recent quoted bid and asked  prices.  Price  information  on listed  securities  is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.

     The value of the  securities and other assets of the Portfolio for which no market quotations are readily available (including  restricted  securities),  or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund.  Fair value pricing may also be used if events that have a significant effect on the value of an investment  (as  determined  in the  discretion of the
Investment  Committee  of the  Advisor)  occur  before  the net  asset  value is calculated.  When fair value pricing is used,  the prices of securities  used by the  Portfolio  may  differ  from the  quoted or  published  prices for the same securities on their primary markets or exchanges.

     The  Portfolio  will also fair value price in the  circumstances  described below. Generally, trading in foreign securities markets is completed each day at various times before the close of the NYSE. For example, trading in the Japanese securities  markets  is  completed  each  day at the  close of the  Tokyo  Stock
Exchange  (normally  11:00 p.m. PT), which is fourteen hours before to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the
Portfolio is computed.  Due to the time differences  between the closings of the relevant  foreign  securities  exchanges and the time the  Portfolio  prices its shares at the close of the  NYSE,  the  Portfolio  will fair  value its  foreign investments  when it is determined  that the market  quotations  for the foreign investments  are either  unreliable  or not  readily  available.  The fair value prices  will  attempt  to  reflect  the  impact of the U.S.  financial  markets'
perceptions and trading activities on the Portfolio's  foreign investments since the last closing  prices of the foreign  investments  were  calculated  on their primary foreign securities markets or exchanges.  For these purposes,  the Board of Directors of the Fund has determined  that  movements in relevant  indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or  the  London  Stock  Exchange,  demonstrate  that  market  quotations  may be unreliable, and may trigger fair value pricing. Consequently,  fair valuation of portfolio  securities may occur on a daily basis.  The fair value pricing by the
Portfolio  utilizes data furnished by an independent  pricing  service (and that data  draws  upon,  among  other  information,  the  market  values  of  foreign investments).  The fair value prices of portfolio  securities  generally will be used when it is  determined  that the use of such  prices  will have a  material impact on the net asset value of the Portfolio.

                                       16

When  the  Portfolio  uses  fair  value  pricing,  the  values  assigned  to the
Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Directors of the
Fund  monitors  the  operation  of the  method  used to  fair  value  price  the
Portfolio's foreign investments.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no  assurance  that the  Portfolio  could  obtain the fair value  assigned  to a security if it were to sell the security at approximately  the time at which the
Portfolio  determines  its net asset value per share.  As a result,  the sale or redemption by the  Portfolio of its shares at net asset value,  at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     The net asset value per share of the Portfolio is expressed in U.S. dollars by translating the net assets of the Portfolio using the mean of the most recent bid and asked prices for the dollar as quoted by generally  recognized  reliable sources.  Since the  Portfolio  owns  securities  that are  primarily  listed on foreign  exchanges  that may trade on days when the Portfolio does not price its shares,  the  net  asset  value  of  the  Portfolio  may  change  on  days  when shareholders will not be able to purchase or redeem shares.

     Certain of the securities holdings of the Portfolio in Approved Markets may be subject to tax,  investment,  and currency  repatriation  regulations  of the
Approved  Markets  that  could  have a  material  effect  on the  values  of the securities.  For example,  the Portfolio might be subject to different levels of taxation on current income and realized gains  depending upon the holding period of the  securities.  In general,  a longer  holding  period (e.g.,  5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g.,
1 year). The Portfolio may also be subject to certain  contractual  arrangements with investment  authorities in an Approved Market that require the Portfolio to maintain  minimum  holding  periods  or to limit the extent of  repatriation  of income and realized gains.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts held by the Portfolio is determined each day as of such close.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of the Portfolio will be priced at the public  offering  price, which is the net asset value of the shares next determined  after receipt of the investor's  funds by the custodian.  The transfer agent or the Fund may appoint, from time to time,  sub-transfer  agents  or  various  financial  intermediaries
("Intermediaries")  for the receipt of purchase orders,  redemption  orders, and funds  from  certain  investors.  Intermediaries,  in turn,  are  authorized  to designate other financial  intermediaries  (Sub-designees")  to receive purchase and redemption orders for the Portfolio's shares from investors. With respect to such  investors,  the  shares of the  Portfolio  will be  priced  at the  public
offering  price   calculated   after  receipt  of  the  purchase  order  by  the
Intermediary  or  Sub-designee,  as  applicable,  that is  authorized to receive purchase  orders.  If the  investor  buys  shares  through  an  Intermediary  or
Sub-designee,  the  purchase  price  will  be the  public  offering  price  next calculated after the Intermediary or Sub-designee,  as applicable,  receives the order,  rather than on the day the  custodian  receives the  investor's  payment
(provided that the Intermediary or Sub-designee, as applicable, has received the investor's  purchase order in good order, and the investor has complied with the
Intermediary's or Sub-designee's  payment  procedures).  No reimbursement fee or sales charge is imposed on purchases.

                                       17

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares of the  Portfolio  for  shares of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed exchange and then completing a letter of instruction and mailing it to: DFA Investment Dimensions Group Inc. as follows:

                             Attn: Client Operations
                                1299 Ocean Avenue
                             Santa Monica, CA 90401

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding the portfolios  available for exchanges.  There is no fee imposed  on an  exchange.  However,  the Fund  reserves  the  right to impose an administrative  fee in  order to cover  the  costs  incurred  in  processing  an exchange.  Any such fee will be  disclosed  in the  Prospectus.  An  exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the  transaction.  The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

     Investors in the  Portfolio  may  exchange  all or part of their  Portfolio shares into certain portfolios of Dimensional  Investment Group Inc., subject to the  minimum  purchase  requirement  set  forth  in the  applicable  portfolio's prospectus.  Investors may contact the Advisor at the above-listed  phone number for more information on such exchanges and to request a copy of the prospectuses of portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege  may be  terminated,  and any  proposed  exchange  is  subject  to the approval  of the  Advisor.  Such  approval  will  depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii)
the nature of the underlying  securities and the cash position of the Portfolios involved  in the  proposed  exchange;  (iv) the  transaction  costs  involved in processing  the exchange;  and (v) the total number of  redemptions  by exchange already made out of the  Portfolio.  Excessive use of the exchange  privilege is defined  as any  pattern of  exchanges  among  portfolios  by an  investor  that evidences market timing.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all registered owners of the shares;  and if the Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  Portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                                       18

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem  shares of the Portfolio  must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined,  either: (1) where stock certificates have not been  issued,  after  receipt of a written  request for  redemption  in good order,  by the  transfer  agent (or by an  Intermediary  or a  Sub-designee,  if applicable), or (2) if stock certificates have been issued, after receipt of the stock  certificates  in good order at the office of the  transfer  agent.  "Good order"  means that the  request to redeem  shares  must  include  all  necessary documentation,  to be received in writing by the Advisor no later than the close of regular  trading  on the NYSE  (normally  1:00 p.m.  PT),  including  but not limited to: the stock  certificate(s),  if issued;  a letter of instruction or a stock  assignment  specifying  the  number  of  shares  or  dollar  amount to be redeemed,  signed  by  all  registered  owners  (or  authorized  representatives thereof)  of the  shares;  and if a Fund  does not  have on file the  authorized signatures for the account,  proof of authority and a guarantee of the signature of each registered  owner by an eligible  guarantor  institution;  and any other required supporting legal documents.  A signature guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing  agency or savings association  who are  participants  in a  medallion  program  recognized  by the
Securities  Transfer  Association.  The three recognized  medallion programs are
Securities Transfer Agents Medallion (STAMP),  Stock Exchanges Medallion Program
(SEMP),  and New York Stock Exchange,  Inc.  Medallion  Signature Program (MSP).
Signature guarantees that are not a part of these programs will not be accepted.

     Shareholders  redeeming shares for which certificates have not been issued, who have  authorized  redemption  payment by wire in writing,  may request  that redemption  proceeds  be paid in  federal  funds  wired  to the bank  they  have designated in writing.  The Fund reserves the right to send redemption  proceeds by check in their discretion;  a shareholder may request  overnight  delivery of such check at the  shareholder's  own expense.  If the proceeds are wired to the shareholder's  account  at a bank  that is not a member of the  Federal  Reserve
System,  there could be a delay in crediting the funds to the shareholder's bank account.  The Fund  reserves the right at any time to suspend or  terminate  the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.  The redemption of all shares in an account will result in the account being closed.  A new Account  Registration  Form will be required for future  investments.  See  "PURCHASE OF SHARES." In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares that were  purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase have been, or will be, collected,  which may take up to fifteen days or more.  Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

     With  respect to the  Portfolio,  the Fund  reserves  the right to redeem a shareholder's  account  if the value of the shares in the  Portfolio  is $500 or less because of redemptions by the  shareholder.  Before the Fund  involuntarily redeems  shares from such an account and sends the proceeds to the  stockholder, the Fund will give written notice of the redemption to the  stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the  notice  to make an  additional  investment  in the Fund in order to bring the value of the shares in the account  for a specific  portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a

                                       19

stockholder  for  shares  redeemed  by the Fund  under  this  right  will be the aggregate  net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

     When  in the  best  interests  of a  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities laws and regulations  governing  mutual funds in accordance with Rule
18f-1 under the Investment  Company Act of 1940. The Portfolio also reserves the right to redeem  its  shares in the  currencies  in which  its  investments  are denominated.  Investors may incur brokerage  charges and other transaction costs in selling such securities and converting such currencies to dollars.  Also, the value of foreign  securities or currencies may be affected by currency  exchange fluctuations.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  generally  will  disclose  up to its 25  largest  portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the  most  recent  month-end,  online  at the  Advisor's  public  website,
http://www.dfaus.com,  within 20 days after the end of each month. The Portfolio also generally will disclose its complete portfolio  holdings,  as of month-end, online at the Advisor's  public website,  three months  following the month-end.
Please  consult the SAI for a description  of the other  policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

                                       20

                                SERVICE PROVIDERS
--------------------------------------------------------------------------------

                               Investment Advisor

                         DIMENSIONAL FUND ADVISORS INC.
                                1299 Ocean Avenue
                             Santa Monica, CA 90401
                             Tel. No. (310) 395-8005

--------------------------------------------------------------------------------

                                      Accounting Services, Dividend Disbursing,
                                               and Transfer Agent
           Sub-Advisors
                                                     PFPC INC.
   DIMENSIONAL FUND ADVISORS LTD.              400 Bellevue Parkway
                                               Wilmington, DE 19809
          7 Down Street
          London W1J7AJ
          United Kingdom                           Legal Counsel
     Tel. No. (20) 7016-4500
                                       STRADLEY, RONON, STEVENS & YOUNG, LLP
      DFA AUSTRALIA LIMITED                  2600 One Commerce Square
                                            Philadelphia, PA 19103-7098
         Level 29 Gateway
        1 MacQuarie Place
   Sydney, New South Wales 2000           Independent Registered Public
            Australia                            Accounting Firm
    Tel. No. (612) 8 336-7100
                                           PRICEWATERHOUSECOOPERS LLP
                                               Two Commerce Square
                                                   Suite 1700
                                               2001 Market Street
                                           Philadelphia, PA 19103-7042

--------------------------------------------------------------------------------

            Custodian                           Social Screen Vendor

          CITIBANK, N.A.                   KLD RESEARCH & ANALYTICS, INC.
         111 Wall Street                     260 Summer Street, 4th Floor
        New York, NY 10005                        Boston, MA 02210

--------------------------------------------------------------------------------

                                       21

Other Available Information

You can find more  information  about the Fund and the  Portfolio  in the Fund's
Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year. The Portfolio is new so these reports are not yet available for the
Portfolio.

How to get these and other materials:

Request free copies from:

o    Your investment  advisor--you are a client of an investment advisor who has invested in the Portfolio on your behalf.

o    The Fund--you represent an institutional  investor,  registered  investment advisor or other qualifying investor. Call collect at (310) 395-8005.

o    Access them on our website at http://www.dfaus.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     http://www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800-SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors Inc.
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

                                       22

                     EMERGING MARKETS SOCIAL CORE PORTFOLIO

                      DFA Investment Dimensions Group Inc.

                1299 Ocean Avenue, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 7, 2006

     This statement of additional  information  ("SAI") relates to the shares of
Emerging  Markets  Social Core  Portfolio  (the  "Portfolio")  of DFA Investment
Dimensions Group Inc. (the "Fund").

     This SAI is not a  prospectus  but should be read in  conjunction  with the
Prospectus  of the  Portfolio,  dated August 7, 2006,  as amended,  from time to time. As of August 7, 2006, the Portfolio had not yet commenced  operations,  so no financial  information  is shown for it in the Fund's  annual  report for the fiscal year ended  November 30, 2005.  The  Prospectus  and annual report can be obtained  by  writing to the Fund at the above  address or by calling  the above telephone number.

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the
Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to the Portfolio and provides administrative services to the Portfolio.

     The  Portfolio  is  diversified  under  the  federal  securities  laws  and regulations.

                             BROKERAGE TRANSACTIONS

     Portfolio  transactions  of the  Portfolio  will be  placed  with a view to receiving the best price and  execution.  In addition,  the Advisor will seek to acquire  and  dispose  of  securities  in a manner  that  would  cause as little fluctuation  in the market prices of stocks being  purchased or sold as possible in light of the size of the  transactions  being  effected,  and brokers will be selected  with these goals in view.  The Advisor  monitors  the  performance  of brokers that effect  transactions for the Portfolio to determine the effect that their trading has on the market prices of the  securities in which the Portfolio invests.  The  Advisor  also  checks  the rate of  commission  being paid by the
Portfolio to its brokers to ascertain that the rates are competitive  with those charged by other brokers for similar services.

     Transactions  also may be placed with  brokers who provide the Advisor with investment research, such as reports concerning individual issuers,  industries, and general  economic and financial  trends,  and other research  services.  The
Investment  Advisory Agreement of the Portfolio permits the Advisor knowingly to pay  commissions  on these  transactions  that are greater than another  broker, dealer,  or  exchange  member  might  charge  if the  Advisor,  in  good  faith, determines that the commissions  paid are reasonable in relation to the research or brokerage  services  provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management.  Research  services  furnished by brokers through whom  securities  transactions  are  effected  may be  used  by the  Advisor  in servicing  all of its  accounts  and not all  such  services  may be used by the
Advisor with respect to the Portfolio.

     Transactions,  from time to time,  may be  placed  with  brokers  that have assisted in the sale of Fund shares. The Advisor,  however, pursuant to policies and  procedures  approved by the Board of Directors of the Fund,  is  prohibited
from  selecting  brokers  and  dealers  to  effect  the  Portfolio's   portfolio
securities  transactions  based (in whole or in part) on a broker's  or dealer's promotion  or sale of shares  issued by the  Portfolio  or any other  registered investment companies.

     Some companies  eligible for purchase by the Portfolio may be thinly traded securities.  Therefore,  the Advisor  believes it needs maximum  flexibility  to effect trades on a best execution basis. To that end, the Advisor places buy and
sell  orders  for  the  Portfolio  with  market  makers,   third-party  brokers,
electronic  communications  networks  ("ECNs"),  and with  dealers  on an agency basis.  Third-party brokers enable the Advisor to trade with other institutional holders  directly on a net basis.  This allows the  Advisor  sometimes  to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on ECNs when the Advisor  determines that the  securities may not be available from other sources at a more favorable price.  ECNs, such as Instinet,  are electronic  information  and  communication
networks  whose  subscribers   include  most  market  makers  as  well  as  many
institutions.  Such ECNs charge a  commission  for each trade  executed on their systems.  For example, on any given trade, the Portfolio,  by trading through an
ECN,  could  pay a spread to a dealer  on the  other  side of the  trade  plus a commission  to the  ECN.  However,  placing  a buy  (or  sell)  order  on an ECN communicates to many  (potentially  all) market makers and institutions at once.
This can create a more  complete  picture of the  market and thus  increase  the likelihood  that the Portfolio  can effect  transactions  at the best  available prices.

     Because the Portfolio had not commenced investment  operations prior to the date of this SAI, the Portfolio has not incurred any brokerage  commissions that are required to be reported.

                             INVESTMENT LIMITATIONS

     The Portfolio has adopted certain  limitations that may not be changed with respect to the Portfolio  without the approval of a majority of the  outstanding voting  securities of the  Portfolio.  A "majority" is defined as the lesser of:
(1) at least 67% of the voting  securities  of the  Portfolio (to be affected by the proposed  change)  present at a meeting,  if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy,  or (2)  more  than  50% of the  outstanding  voting  securities  of such
Portfolio.

     The Portfolio will not:

     (1)  purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Portfolio  from investing in issuers that invest, deal, or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

     (2)  purchase or sell physical commodities,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this
          restriction   does  not  prevent  the   Portfolio   from  engaging  in
          transactions  involving  futures  contracts  and  options  thereon  or investing in securities that are secured by physical commodities;

     (3)  make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance  with its investment  objective and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (4)  purchase  the  securities  of any one  issuer  (other  than  the  U.S.
          government or any of its agencies or  instrumentalities  or securities of other investment  companies) if immediately  after such investment:
          (a) more than 5% of the value of the Portfolio's total assets would be invested  in such  issuer,  or (b) more  than  10% of the  outstanding voting  securities  of such  issuer  would be owned by the  Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% and 10% limitations;

     (5)  borrow money, except that: (a) it may borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3%
          of its total assets  (including the amount  borrowed),  and (b) to the extent  permitted by applicable  law, borrow up to an additional 5% of its total assets for temporary purposes;

     (6)  issue senior  securities  (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act;

     (7)  engage in the business of  underwriting  securities  issued by others;
          and

     (8)  concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

     Although not a fundamental  policy  subject to  shareholder  approval,  the
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     With respect to the  investment  limitation  described  in 5(a) above,  the
Portfolio  will  maintain  asset  coverage of at least 300% (as described in the
1940 Act), inclusive of any amounts borrowed.  With respect to any borrowings

                                       2

by the  Portfolio,  and with respect to the investment  limitation  described in
5(b) above,  the Portfolio will segregate assets to cover the amount borrowed by the Portfolio.

     Notwithstanding any of the above investment restrictions, the Portfolio may establish  subsidiaries or other similar  vehicles for the purpose of conducting its investment  operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations  governing foreign investors,  such as the  Portfolio,  or whose use is  otherwise  considered  by the  Portfolio to be advisable.  The  Portfolio  would "look  through"  any such vehicle to determine compliance with its investment restrictions.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolio  owns,  and does not include assets that the Portfolio does not own but over which it has effective control. For example, when applying a percentage  investment limitation that is based on total assets, the  Portfolio  will exclude  from its total assets those assets that  represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's investments  apply  only at the  time  that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change  in  the  percentage  of  the  Portfolio's  assets  invested  in  certain securities or other  instruments  resulting  from market  fluctuations  or other changes in the  Portfolio's  total  assets  will not require  the  Portfolio  to dispose of an investment until the Advisor  determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different  ratings to the same security,  the
Advisor will  determine  which  rating the Advisor  believes  best  reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                FUTURES CONTRACTS

     The  Portfolio may use futures  contracts and options of futures  contracts for non-hedging  purposes as a substitute for direct  investment or to allow the
Portfolio to remain fully invested while  maintaining the liquidity  required to pay redemptions.

     Futures  contracts provide for the future sale by one party and purchase by another party of a specified amount of defined  securities at a specified future time and at a specified  price.  Futures  contracts that are  standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  The Portfolio  will be required to make a margin  deposit in cash or government  securities with a futures commission merchant (an "FCM") to initiate and maintain positions in futures contracts. Minimal initial margin requirements
are  established  by  the  futures   exchange  and  FCMs  may  establish  margin
requirements  that are higher than the  exchange  requirements.  After a futures contract  position  is  opened,  the value of the  contract  is marked to market daily. If the futures  contract price changes,  to the extent that the margin on deposit does not satisfy margin requirements,  payment of additional "variation"
margin  to be held by the FCM will be  required.  Conversely,  reduction  in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial account of the Portfolio.  Variation margin payments may be made to and from the futures broker for as long as the contract remains open.
The  Portfolio  expects to earn  income on its margin  deposits.  The  Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging  activity (as defined in Commodity  Futures Trading
Commission  ("CFTC")  General  Regulations  Section  1.3(z)):  (i) the aggregate initial  margin and premiums paid to establish  commodity  futures and commodity option contract  positions  (determined at the time the most recent position was established)  do not  exceed  5% of the  liquidation  value  of the  Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts the Portfolio has entered into (provided that, in the case of an option that is in-the-money at the time of purchase,  the in-the-money amount may be excluded in calculating  such 5%  limitation),  or (ii) the aggregate net
"notional  value"  (i.e.,  the size of a commodity  futures or commodity  option contract in contract units (taking into account any multiplier  specified in the contract),  multiplied by the current  market price (for a futures  contract) or strike  price  (for an  option  contract)  of each such  unit) of all  non-hedge commodity  futures and commodity option contracts that the Portfolio has entered into (determined at the time the most recent position was established)  does not exceed the  liquidation  value of the Portfolio's  portfolio,  after taking into account  unrealized profits and unrealized losses on any such contracts that the
Portfolio has entered into.

                                       3

     Positions in futures  contracts  may be closed out only on an exchange that provides a secondary  market.  However,  there can be no assurance that a liquid secondary market will exist for any particular  futures contract at any specific time.  Therefore,  it might not be possible to close a futures  position and, in the event of  adverse  price  movements,  the  Portfolio  would  continue  to be required  to make  variation  margin  deposits.  In such  circumstances,  if the
Portfolio has insufficient  cash, it might have to sell portfolio  securities to meet daily margin  requirements at a time when it might be disadvantageous to do
so.  Management  intends to minimize the  possibility  that it will be unable to close out a futures  contract by only  entering  into futures that are traded on national futures  exchanges and for which there appears to be a liquid secondary
market.   Pursuant  to  published  positions  of  the  Securities  and  Exchange
Commission  (the  "SEC")  and  interpretations  of the  staff  of the  SEC,  the
Portfolio (or its custodian) is required to maintain  segregated  accounts or to segregate assets through notations on the books of the custodian,  consisting of liquid  assets  (or,  as  permitted  under  applicable  regulations,  enter into offsetting  positions) in connection with its futures  contract  transactions in
order  to  cover  its  obligations   with  respect  to  such  contracts.   These
requirements are designed to limit the amount of leverage that the Portfolio may use by entering into future transactions.

                            CASH MANAGEMENT PRACTICES

     The Portfolio engages in cash management  practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other obligations,  payment of redemptions,  or in other  circumstances where the Advisor  believes  liquidity  is necessary or  desirable.  For example,  the
Portfolio may make cash  investments  for temporary  defensive  purposes  during periods in which market, economic, or political conditions warrant.

     The  Portfolio  may invest cash in  short-term  repurchase  agreements.  In addition, the Portfolio may invest a portion of its assets,  ordinarily not more than 20%,  in money  market  instruments,  debt  securities  that at the time of purchase have an investment  grade rating by a rating agency or are deemed to be investment grade by the Advisor, freely convertible currencies,  shares of money market mutual funds, index futures contracts,  and options thereon.  Investments in money  market  mutual  funds may involve a  duplication  of certain  fees and expenses. The 20% guideline is not an absolute limitation but the Portfolio does not expect to exceed this guideline under normal circumstances.

                              EXCHANGE-TRADED FUNDS

     The  Portfolio  may also  invest  in  exchange-traded  funds  ("ETFs")  and similarly  structured  pooled  investments  that  provide  exposure  to Approved
Markets or other equity markets,  including the United States,  for the purposes of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment  company whose goal is to track or replicate a desired index, such as a sector,  market, or global segment.  ETFs are passively managed, and traded similarly to a publicly traded company.  Similarly,  risks and costs are similar to  that of a  publicly  traded  company.  The  goal of an ETF is to  correspond generally to the price and yield performance,  before fees and expenses,  of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When the Portfolio invests in an ETF,  shareholders of the Portfolio bear their  proportionate  share of the underlying  ETF's fees and expenses.

                             CONVERTIBLE DEBENTURES

     The Portfolio may invest up to 5% of its assets in  convertible  debentures issued by  non-U.S.  companies  located  in the  Approved  Markets.  Convertible debentures  include  corporate  bonds and notes  that may be  converted  into or exchanged for common stock. These securities are generally convertible either at a stated  price or a stated  rate (that is,  for a specific  number of shares of common  stock or other  security).  As with other fixed income  securities,  the price of a convertible debenture, to some extent, varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income  derived  from  a  common  stock,  but  lower  than  that  afforded  by a nonconvertible  debenture), a convertible debenture also affords the investor an opportunity,  through its  conversion  feature,  to  participate  in the capital appreciation of the common stock into which the debenture is

                                       4

convertible.  As the  market  price of the  underlying  common  stock  declines, convertible  debentures  tend to trade  increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a  convertible  debenture  tends to rise as a reflection  of the value of the underlying  common stock.  To obtain such a higher  yield,  the Portfolio may be required to pay for a convertible  debenture an amount in excess of the value of the  underlying  common  stock.  Common  stock  acquired by the  Portfolio  upon conversion of a convertible  debenture will generally be held for as long as the
Advisor  anticipates  such stock will provide the Portfolio  with  opportunities that are consistent with the Portfolio's investment objective and policies.

                             DIRECTORS AND OFFICERS

Directors

     The Board of  Directors of the Fund is  responsible  for  establishing  the
Fund's policies and for overseeing the management of the Fund.

     The Board of Directors has two standing committees, the Audit Committee and the  Portfolio  Performance  and  Service  Review  Committee  (the  "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson,  and Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee for the Board oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls,  the Fund's financial  statements and the independent  audits thereof, and performs  other  oversight  functions  as requested by the Board.  The Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered  public  accounting firm and the full Board.  There were five Audit  Committee  meetings  for the Fund held  during the fiscal year ended
November 30, 2005.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of the Fund's series,  including the Portfolio,  and reviews the  performance of the Fund's service  providers.  There were four Performance  Committee  meetings held during the fiscal year ended November 30, 2005.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

Disinterested Directors

-------------------- --------- ------------ -------------------------------- ---------------- ------------------------
                               Term of                                       Portfolios
                               Office(1)                                     within the DFA
 Name, Address                 and Length     Principal Occupation During    Fund Complex(2)  Other Directorships of
 and Age             Position  of Service            Past 5 Years            Overseen         Public Companies Held
-------------------- --------- ------------ -------------------------------- ---------------- ------------------------
George M.            Director  Since 1983   Leo Melamed Professor of         80 portfolios
Constantinides                              Finance, Graduate School of      in 4
Graduate School of                          Business, University of          investment
Business,                                   Chicago.                         companies
University of
Chicago
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 58

                                       5

-------------------- --------- ------------ -------------------------------- ---------------- ------------------------
                               Term of                                       Portfolios
                               Office(1)                                     within the DFA
 Name, Address                 and Length     Principal Occupation During    Fund Complex(2)  Other Directorships of
 and Age             Position  of Service            Past 5 Years            Overseen         Public Companies Held
-------------------- --------- ------------ -------------------------------- ---------------- ------------------------
John P. Gould        Director  Since 1986   Steven G. Rothmeier              80 portfolios    Trustee, Harbor Fund
Graduate School of                          Distinguished Service            in 4             (registered investment
Business,                                   Professor of Economics,          investment       company) (14
University of                               Graduate School of Business,     companies        Portfolios).
Chicago                                     University of Chicago. Member
5807 S. Woodlawn                            of the Boards of Milwaukee
Avenue                                      Mutual Insurance Company and
Chicago, IL 60637                           UNext Inc. Formerly, Senior
Age: 67                                     Vice President, Lexecon Inc.
                                            (economics, law, strategy, and
                                            finance consulting). Formerly,
                                            President, Cardean University
                                            (division of UNext). Formerly,
                                            Trustee, First Prairie Funds
                                            (registered investment
                                            company).

-------------------- --------- ------------ -------------------------------- ---------------- ------------------------
Roger G. Ibbotson    Director  Since 1981   Professor in Practice of         80 portfolios
Yale School of                              Finance, Yale School of          in 4
Management                                  Management. Director, BIRR       investment
P.O. Box 208200                             Portfolio Analysis, Inc.         companies
New Haven, CT                               (software products). Partner,
06520-8200                                  Zebra Capital Management, LLC
Age: 64                                     (hedge fund manager).
                                            Formerly, Director, Hospital
                                            Fund, Inc. (investment
                                            management services).

-------------------- --------- ------------ -------------------------------- ---------------- ------------------------
Robert C. Merton     Director  Since 2003   John and Natty McArthur          80 portfolios    Director, Vical
Harvard Business                            University Professor, Graduate   in 4             Incorporated
School                                      School of Business               investment       (biopharmaceutical
353 Baker Library                           Administration, Harvard          companies        product development).
Soldiers Field                              University (since 1998).
Boston, MA 02163                            George Fisher Baker Professor
Age: 63                                     of Business Administration,
                                            Graduate School of Business
                                            Administration, Harvard
                                            University (1988-1998).
                                            Co-founder, Chief Science
                                            Officer and Director,
                                            Integrated Finance Limited
                                            (since 2002). Director, MF
                                            Risk, Inc. (risk management
                                            software) (since 2001).
                                            Director, Peninsula Banking
                                            Group (bank) (since 2003).
                                            Director, Community First
                                            Financial Group (bank holding
                                            company) (since 2003).
                                            Formerly, Co-Founder and
                                            Principal, Long-Term Capital
                                            Management.

-------------------- --------- ------------ -------------------------------- ---------------- ------------------------
Myron S. Scholes     Director  Since 1981   Frank E. Buck Professor          80 portfolios    Director, American
Oak Hill Platinum                           Emeritus of Finance, Stanford    in 4             Century Fund Complex
Partners                                    University. Managing Partner,    investment       (registered investment
Reckson Executive                           Oak Hill Capital Management      companies        companies) (37
Park                                        (private equity firm).                            Portfolios); and
1100 King Street                            Chairman, Oak Hill Platinum                       Director, Chicago
Bldg. 4                                     Partners (hedge fund).                            Mercantile Exchange
Rye Brook, NY 10573                         Director, Chicago Mercantile                      Holdings Inc.
Age: 66                                     Exchange. Consultant, Arbor
                                            Investors. Formerly, Director,
                                            Smith Breeden Family of Funds.

-------------------- --------- ------------ -------------------------------- ---------------- ------------------------
Abbie J. Smith       Director  Since 2000   Boris and Irene Stern            80 portfolios    Director, HNI
Graduate School of                          Professor of Accounting,         in 4             Corporation (formerly
Business,                                   Graduate School of Business,     investment       known as HON
University of                               University of Chicago.           companies        Industries Inc.)
Chicago                                     Formerly, Marvin Bower Fellow,                    (office furniture) and
5807 S. Woodlawn                            Harvard Business School (9/01                     Director, Ryder System
Avenue                                      to 8/02).                                         Inc. (transportation).
Chicago, IL 60637
Age: 53
-------------------- --------- ------------ -------------------------------- ---------------- ------------------------

Interested Directors

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

                                       6

----------------- -------------- ------------ ------------------------------ -------------- ----------------------
                                 Term of                                     Portfolios
                                 Office(1)                                   within the DFA
 Name, Address                   and Length   Principal Occupation During    Fund Complex(2) Other Directorships of
 and Age          Position       of Service          Past 5 Years            Overseen        Public Companies Held
----------------- -------------- ------------ ------------------------------ --------------   ----------------------
David G. Booth    Chairman,      Since 1981   Chairman, Director/Trustee,    80
1299 Ocean        Director,                   President, Chief Executive     portfolios
Avenue            President,                  Officer, and Chief             in 4
Santa Monica,     Chief                       Investment Officer             investment
CA 90401          Executive                   (beginning in 2003) of the     companies
Age: 59           Officer, and                following companies:
                  Chief                       Dimensional Fund Advisors
                  Investment                  Inc., DFA Securities Inc.,
                  Officer                     Dimensional Fund Advisors
                                              Canada Inc., Dimensional
                                              Emerging Markets Value Fund
                                              Inc., DFAIDG, DIG, and The
                                              DFA Investment Trust
                                              Company. Director of
                                              Dimensional Fund Advisors
                                              Ltd. and formerly Chief
                                              Investment Officer.
                                              Director, President, and
                                              Chief Investment Officer
                                              (beginning in 2003) of DFA
                                              Australia Limited. Formerly,
                                              Director of Dimensional
                                              Funds PLC. Limited Partner,
                                              Oak Hill Partners. Director,
                                              University of Chicago
                                              Business School. Formerly,
                                              Director, SA Funds
                                              (registered investment
                                              company). Formerly, Director
                                              of Assante Corporation
                                              (investment management).

----------------- -------------- ------------ ------------------------------ -------------- ----------------------
Rex A.            Director       Since 1981   Director/Trustee (and prior    80
Sinquefield                                   to 2006, Chairman, and prior   portfolios
The Show Me                                   to 2003, Chief Investment      in 4
Institute                                     Officer) of the following      investment
7777 Bonhomme                                 companies: Dimensional Fund    companies
Ave., Ste. 2150                               Advisors Inc., Dimensional
St. Louis, MO                                 Emerging Markets Value Fund
63105                                         Inc., DFAIDG, DIG, and The
Age: 61                                       DFA Investment Trust
                                              Company. Prior to 2006,
                                              Director (and prior to 2003,
                                              Chief Investment Officer) of
                                              DFA Australia Limited and
                                              DFA Securities Inc. Prior to
                                              2006, Director of
                                              Dimensional Fund Advisors
                                              Ltd., Dimensional Funds PLC,
                                              and Dimensional Fund
                                              Advisors Canada Inc.
                                              Trustee, St. Louis
                                              University. Life Trustee and
                                              Member of Investment
                                              Committee, DePaul
                                              University. Director, The
                                              German St. Vincent Orphan
                                              Home. Member of Investment
                                              Committee, Archdiocese of
                                              St. Louis. Director, St.
                                              Louis Art Institute.
                                              President and Director, The
                                              Show Me Institute.
----------------- -------------- ------------ ------------------------------ -------------- ----------------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

(2)  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional  Investment Group Inc.; The DFA Investment  Trust Company;  and
     Dimensional Emerging Markets Value Fund Inc.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies  in the DFA Fund  Complex as of  December  31, 2005 is set
forth in the chart below.

                                       7

--------------------------- ---------------------- -----------------------------
                                                    Aggregate Dollar Range of
                                                    Shares Owned in All Funds
                                                    Overseen by Director in
                             Dollar Range of Fund   Family of Investment
 Name                        Shares Owned           Companies
--------------------------- ---------------------- -----------------------------
Disinterested Directors:
--------------------------- ---------------------- -----------------------------
George M. Constantinides            None                       None
--------------------------- ---------------------- -----------------------------
John P. Gould                       None                       None
--------------------------- ---------------------- -----------------------------
Roger G. Ibbotson                   None                       None
--------------------------- ---------------------- -----------------------------
Robert C. Merton                    None                       None
--------------------------- ---------------------- -----------------------------
Myron S. Scholes                    None                  $10,001-50,000
--------------------------- ---------------------- -----------------------------
Abbie J. Smith                      None                       None
--------------------------- ---------------------- -----------------------------

--------------------------- ---------------------- -----------------------------
Interested Directors:
--------------------------- ---------------------- -----------------------------
David G. Booth                      None                  Over $100,000
--------------------------- ---------------------- -----------------------------
Rex A. Sinquefield                  None                  Over $100,000
--------------------------- ---------------------- -----------------------------

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the compensation  received from the Dimensional  Funds during the fiscal year ended November 30, 2005 and the total compensation received from all four registered  investment companies for which the Advisor serves as investment advisor during that same fiscal year.  The table also provides the  compensation paid by each  Dimensional  Fund to the Funds' Chief  Compliance  Officer for the
fiscal year ended November 30, 2005.

                                                                            Total
                                               Pension or                   Compensation
                                               Retirement    Estimated      from Funds and
                                Aggregate      Benefits as   Annual         DFA Fund Complex
                                Compensation   Part of       Benefit upon   Paid to
 Name and Position              from DFAIDG*   Expenses      Retirement     Directors+

George M. Constantinides......    $56,820         N/A            N/A          $117,500
  Director
John P. Gould.................    $56,820         N/A            N/A          $117,500
  Director
Roger G. Ibbotson.............    $59,238         N/A            N/A          $122,500
  Director
Robert C. Merton..............    $56,820         N/A            N/A          $117,500
  Director
Myron S. Scholes..............    $56,820         N/A            N/A          $117,500
  Director
Abbie J. Smith................    $56,820         N/A            N/A          $117,500
  Director
Christopher S. Crossan........    $107,000        N/A            N/A             N/A
  Chief Compliance Officer

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November  30, 2005 is as  follows:  $117,500  (Mr.  Gould),  $122,500  (Mr.
     Ibbotson); $117,500 (Mr. Merton); and $117,500 (Ms. Smith). A disinterested
     Director's deferred compensation will be distributed at the earlier of: (a)
     January in the year after the disinterested Director's resignation from the
     Boards of Directors/Trustees  of the DFA Funds, or death or disability,  or
     (b) five  years  following  the  first  deferral,  in such  amounts  as the disinterested  Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured  general  obligations of the
     DFA Funds, payable out of the general assets and property of the DFA Funds.

                                       8

Officers

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean  Avenue,  Santa  Monica,  CA 90401.  Each of the  officers listed below holds the same office (except as otherwise  noted) in the following entities:  Dimensional  Fund  Advisors  Inc.,  DFA  Securities  Inc.,  the Fund,
Dimensional  Investment  Group  Inc.,  The DFA  Investment  Trust  Company,  and
Dimensional Emerging Markets Value Fund Inc. (collectively, the "DFA Entities").

------------------------ ----------------- ------------- ----------------------------------
                                            Term of
                                            Office(1)
                                            and Length    Principal Occupation During Past
 Name and Age             Position          of Service               5 Years
------------------------ ----------------- ------------- ----------------------------------
M. Akbar Ali             Vice President     Since 2005   Vice President of all the DFA
Age: 34                                                  Entities. Portfolio Manager of
                                                         Dimensional Fund Advisors Inc.
                                                         (since August 2002). Formerly,
                                                         Graduate Student at the
                                                         University of California, Los
                                                         Angeles (August 2000 to June
                                                         2002); Senior Technology Office
                                                         at JPMorgan Chase & Co.
                                                         (February 1997 to June 2000).

------------------------ ----------------- ------------- ----------------------------------
Darryl Avery             Vice President     Since 2005   Vice President of all the DFA
Age: 39                                                  Entities. From June 2002 to
                                                         January 2005, institutional
                                                         client service representative of
                                                         Dimensional Fund Advisors Inc.
                                                         Formerly, institutional client
                                                         service and marketing
                                                         representative for Metropolitan
                                                         West Asset Management (February
                                                         2001 to February 2002);
                                                         institutional client service and
                                                         marketing representative for
                                                         Payden & Rygel (June 1990 to
                                                         January 2001).

------------------------ ----------------- ------------- ----------------------------------
Arthur H. Barlow         Vice President     Since 1993   Vice President of all the DFA
Age: 50                                                  Entities. Formerly, Vice
                                                         President of DFA Australia
                                                         Limited and Dimensional Fund
                                                         Advisors Ltd.

------------------------ ----------------- ------------- ----------------------------------
Valerie A. Brown         Vice President     Since 2001   Vice President and Assistant
Age: 39                  and Assistant                   Secretary of all the DFA
                         Secretary                       Entities, DFA Australia Limited,
                                                         Dimensional Fund Advisors Ltd.,
                                                         and Dimensional Fund Advisors
                                                         Canada Inc. Legal counsel for
                                                         Dimensional Fund Advisors Inc.

------------------------ ----------------- ------------- ----------------------------------
Stephen A. Clark         Vice President     Since 2004   Vice President of all the DFA
Age: 33                                                  Entities. April 2001 to April
                                                         2004, Portfolio Manager of
                                                         Dimensional Fund Advisors Inc.
                                                         Formerly, Graduate Student at
                                                         the University of Chicago
                                                         (September 1998 to March 2001).

------------------------ ----------------- ------------- ----------------------------------
Truman A. Clark          Vice President     Since 1996   Vice President of all the DFA
Age: 65                                                  Entities. Formerly, Vice
                                                         President of DFA Australia
                                                         Limited and Dimensional Fund
                                                         Advisors Ltd.

------------------------ ----------------- ------------- ----------------------------------
Christopher S. Crossan   Vice President     Since 2004   Vice President of all the DFA
Age: 40                  and Chief                       Entities. Formerly, Senior
                         Compliance                      Compliance Officer, INVESCO
                         Officer                         Institutional, Inc. and its
                                                         affiliates (August 2000 to
                                                         January 2004).

------------------------ ----------------- ------------- ----------------------------------
James L. Davis           Vice President     Since 1999   Vice President of all the DFA
Age: 49                                                  Entities. Formerly, Vice
                                                         President of DFA Australia
                                                         Limited and Dimensional Fund
                                                         Advisors Ltd.

------------------------ ----------------- ------------- ----------------------------------
Robert T. Deere          Vice President     Since 1994   Vice President of all the DFA
Age: 48                                                  Entities and DFA Australia
                                                         Limited.

------------------------ ----------------- ------------- ----------------------------------
Robert W. Dintzner       Vice President     Since 2001   Vice President of all the DFA
Age: 36                                                  Entities. Prior to April 2001,
                                                         marketing supervisor and
                                                         marketing coordinator for
                                                         Dimensional Fund Advisors Inc.

------------------------ ----------------- ------------- ----------------------------------
Richard A. Eustice       Vice President     Since 1998   Vice President and Assistant
Age: 41                  and Assistant                   Secretary of all the DFA
                         Secretary                       Entities and DFA Australia
                                                         Limited. Formerly, Vice
                                                         President of Dimensional Fund
                                                         Advisors Ltd.

------------------------ ----------------- ------------- ----------------------------------
Eugene F. Fama, Jr.      Vice President     Since 1993   Vice President of all the DFA
Age: 45                                                  Entities. Formerly, Vice
                                                         President of DFA Australia
                                                         Limited and Dimensional Fund
                                                         Advisors Ltd.

------------------------ ----------------- ------------- ----------------------------------
Gretchen A. Flicker      Vice President     Since 2004   Vice President of all the DFA
Age: 35                                                  Entities. Prior to April 2004,
                                                         institutional client service
                                                         representative of Dimensional
                                                         Fund Advisors Inc.

------------------------ ----------------- ------------- ----------------------------------
Glenn S. Freed           Vice President     Since 2001   Vice President of all the DFA
Age: 44                                                  Entities. Formerly, Professor
                                                         and Associate Dean of the
                                                         Leventhal School of Accounting
                                                         (September 1998 to August 2001)
                                                         and Academic Director Master of
                                                         Business Taxation Program (June
                                                         1996 to August 2001) at the
                                                         University of Southern
                                                         California Marshall School of
                                                         Business.

------------------------ ----------------- ------------- ----------------------------------
Henry F. Gray            Vice President     Since 2000   Vice President of all the DFA
Age: 38                                                  Entities. Prior to July 2000,
                                                         Portfolio Manager of Dimensional
                                                         Fund Advisors Inc. Formerly,
                                                         Vice President of DFA Australia
                                                         Limited.

------------------------ ----------------- ------------- ----------------------------------
Julie C. Henderson       Vice President     Since 2005   Vice President of all the DFA
Age: 32                  and Fund                        Entities. Formerly, Senior
                         Controller                      Manager at
                                                         PricewaterhouseCoopers LLP (July
                                                         1996 to April 2005).

------------------------ ----------------- ------------- ----------------------------------

                                       9

------------------------ ----------------- ------------- ----------------------------------
                                            Term of
                                            Office(1)
                                            and Length    Principal Occupation During Past
 Name and Age             Position          of Service               5 Years
------------------------ ----------------- ------------- ----------------------------------
Kevin  B. Hight          Vice President     Since 2005   Vice President of all the DFA
Age: 38                                                  Entities. Formerly, Regional
                                                         Director of Dimensional Fund
                                                         Advisors Inc. (since March 2003
                                                         to March 2005). Formerly, Vice
                                                         President and Portfolio Manager
                                                         for Payden & Rygel (July 1999 to
                                                         February 2003).

------------------------ ----------------- ------------- ----------------------------------
Christine W. Ho          Vice President     Since 2004   Vice President of all the DFA
Age: 38                                                  Entities. Prior to April 2004,
                                                         Assistant Controller of
                                                         Dimensional Fund Advisors Inc.

------------------------ ----------------- ------------- ----------------------------------
Jeff J. Jeon             Vice President     Since 2004   Vice President of all the DFA
Age: 32                                                  Entities. Prior to April 2004,
                                                         counsel of Dimensional Fund
                                                         Advisors Inc. Formerly, an
                                                         Associate at Gibson, Dunn &
                                                         Crutcher LLP (September 1997 to
                                                         August 2001).

------------------------ ----------------- ------------- ----------------------------------
Patrick M. Keating       Vice President     Since 2003   Vice President of all the DFA
Age: 51                                                  Entities and Chief Operating
                                                         Officer, Dimensional Fund
                                                         Advisors Inc. Director and Vice
                                                         President, Dimensional Fund
                                                         Advisors Canada Inc. Formerly,
                                                         Director, President and Chief
                                                         Executive Officer, Assante Asset
                                                         Management Inc. (October 2000 to
                                                         December 2002); Director,
                                                         Assante Capital Management
                                                         (October 2000 to December 2002);
                                                         President and Chief Executive
                                                         Officer, Assante Capital
                                                         Management (October 2000 to
                                                         April 2001); Executive Vice
                                                         President, Assante Corporation
                                                         (May 2001 to December 2002);
                                                         Director, Assante Asset
                                                         Management Ltd. (September 1997
                                                         to December 2002); President and
                                                         Chief Executive Officer, Assante
                                                         Asset Management Ltd. (September
                                                         1998 to May 2001).

------------------------ ----------------- ------------- ----------------------------------
Joseph F. Kolerich       Vice President     Since 2004   Vice President of all the DFA
Age: 34                                                  Entities. From April 2001 to
                                                         April 2004, Portfolio Manager
                                                         for Dimensional Fund Advisors
                                                         Inc. Formerly, a trader at
                                                         Lincoln Capital Fixed Income
                                                         Management (formerly Lincoln
                                                         Capital Management Company).

------------------------ ----------------- ------------- ----------------------------------
Michael F. Lane          Vice President     Since 2004   Vice President of all the DFA
Age: 39                                                  Entities. Formerly, Vice
                                                         President of Advisor Services at
                                                         TIAA-CREF (July 2001 to
                                                         September 2004); AEGON,
                                                         President, Advisor Resources
                                                         (September 1994 to June 2001).

------------------------ ----------------- ------------- ----------------------------------
Juliet H. Lee            Vice President     Since 2005   Vice President of all the DFA
Age: 35                                                  Entities. Human Resources
                                                         Manager of Dimensional Fund
                                                         Advisors Inc. (since January
                                                         2004). Formerly, Assistant Vice
                                                         President for Metropolitan West
                                                         Asset Management LLC (February
                                                         2001 to December 2003) and
                                                         Director of Human Resources for
                                                         Icebox, LLC (March 2000 to
                                                         February 2001).

------------------------ ----------------- ------------- ----------------------------------
Natalie Maniaci          Vice President     Since 2005   Vice President of all the DFA
Age: 36                                                  Entities. Counsel of Dimensional
                                                         Fund Advisors Inc. (since July
                                                         2003). Formerly, Associate at
                                                         Gibson Dunn & Crutcher LLP
                                                         (October 1999 to July 2003).

------------------------ ----------------- ------------- ----------------------------------
Heather E. Mathews       Vice President     Since 2004   Vice President of all the DFA
Age: 36                                                  Entities and Dimensional Fund
                                                         Advisors Ltd. Prior to April
                                                         2004, Portfolio Manager for
                                                         Dimensional Fund Advisors Inc.
                                                         Formerly, Graduate Student at
                                                         Harvard University (August 1998
                                                         to June 2000).

------------------------ ----------------- ------------- ----------------------------------
David M. New             Vice President     Since 2003   Vice President of all the DFA
Age: 46                                                  Entities. Formerly, Client
                                                         Service Manager of Dimensional
                                                         Fund Advisors Inc. Formerly,
                                                         Director of Research, Wurts and
                                                         Associates (investment
                                                         consulting firm) (December 2000
                                                         to June 2002).

------------------------ ----------------- ------------- ----------------------------------
Catherine L. Newell      Vice President        Vice      Vice President and Secretary of
Age: 42                  and Secretary      President    all the DFA Entities. Vice
                                            since 1997   President and Assistant
                                               and       Secretary of DFA Australia
                                            Secretary    Limited. Director, Vice
                                            since 2000   President and Secretary of
                                                         Dimensional Fund Advisors Ltd.
                                                         (since February 2002, April
                                                         1997, and May 2002,
                                                         respectively). Vice President
                                                         and Secretary of Dimensional
                                                         Fund Advisors Canada Inc.
                                                         Director of Dimensional Funds
                                                         PLC. Formerly, Assistant
                                                         Secretary of all DFA Entities
                                                         and Dimensional Fund Advisors
                                                         Ltd.

------------------------ ----------------- ------------- ----------------------------------
Sonya K. Park            Vice President     Since 2005   Vice President of all the DFA
Age: 33                                                  Entities. From February 2002 to
                                                         January 2005, institutional
                                                         client service representative of
                                                         Dimensional Fund Advisors Inc.
                                                         Formerly, Associate Director at
                                                         Watson Pharmaceuticals Inc.
                                                         (January 2001 to February 2002);
                                                         Graduate student at New York
                                                         University (February 2000 to
                                                         December 2000).

------------------------ ----------------- ------------- ----------------------------------

                                       10

------------------------ ----------------- ------------- ----------------------------------
                                            Term of
                                            Office(1)
                                            and Length    Principal Occupation During Past
 Name and Age             Position          of Service               5 Years
------------------------ ----------------- ------------- ----------------------------------
David A. Plecha          Vice President     Since 1993   Vice President of all the DFA
Age: 44                                                  Entities, DFA Australia Limited
                                                         and Dimensional Fund Advisors
                                                         Ltd.

------------------------ ----------------- ------------- ----------------------------------
Eduardo A. Repetto       Vice President     Since 2002   Vice President of all the DFA
Age: 39                                                  Entities. Research Associate for
                                                         Dimensional Fund Advisors Inc.
                                                         (June 2000 to April 2002).
                                                         Research scientist (August 1998
                                                         to June 2000), California
                                                         Institute of Technology.

------------------------ ----------------- ------------- ----------------------------------
L. Jacobo Rodriguez      Vice President     Since 2005   Vice President of all the DFA
Age: 34                                                  Entities. From August 2004 to
                                                         July 2005, institutional client
                                                         service representative of
                                                         Dimensional Fund Advisors Inc.
                                                         Formerly, Financial Services
                                                         Analyst, Cato Institute
                                                         (September 2001 to June 2004);
                                                         Book Review Editor, Cato
                                                         Journal, Cato Institute (May
                                                         1996 to June 2004); and
                                                         Assistant Director, Project on
                                                         Global Economic Liberty, Cato
                                                         Institute (January 1996 to
                                                         August 2001).

------------------------ ----------------- ------------- ----------------------------------
Michael T. Scardina      Vice President,    Since 1993   Vice President, Chief Financial
Age: 50                  Chief Financial                 Officer, and Treasurer of all
                         Officer, and                    the DFA Entities, DFA Australia
                         Treasurer                       Limited, Dimensional Fund
                                                         Advisors Ltd., and Dimensional
                                                         Fund Advisors Canada Inc.
                                                         Director of Dimensional Fund
                                                         Advisors Ltd. (since February
                                                         2002) and Dimensional Funds PLC
                                                         (since January 2002).

------------------------ ----------------- ------------- ----------------------------------
David E. Schneider       Vice President     Since 2001   Vice President of all the DFA
Age: 60                                                  Entities. Currently, Director of
                                                         Institutional Services. Prior to
                                                         2001, Regional Director of
                                                         Dimensional Fund Advisors Inc.

------------------------ ----------------- ------------- ----------------------------------
Grady M. Smith           Vice President     Since 2004   Vice President of all the DFA
Age: 51                                                  Entities. From August 2001 to
                                                         April 2004, Portfolio Manager of
                                                         Dimensional Fund Advisors Inc.
                                                         Formerly, Principal of William
                                                         M. Mercer, Incorporated (July
                                                         1995 to June 2001).

------------------------ ----------------- ------------- ----------------------------------
Carl G. Snyder           Vice President     Since 2000   Vice President of all the DFA
Age: 43                                                  Entities. Prior to July 2000,
                                                         Portfolio Manager of Dimensional
                                                         Fund Advisors Inc. Formerly,
                                                         Vice President of DFA Australia
                                                         Limited.

------------------------ ----------------- ------------- ----------------------------------
Lawrence R. Spieth       Vice President     Since 2004   Vice President of all the DFA
Age: 58                                                  Entities. Prior to April 2004,
                                                         Regional Director of Dimensional
                                                         Fund Advisors Inc.

------------------------ ----------------- ------------- ----------------------------------
Bradley G. Steiman       Vice President     Since 2004   Vice President of all the DFA
Age: 33                                                  Entities and Director and Vice
                                                         President of Dimensional Fund
                                                         Advisors Canada Inc. Prior to
                                                         April 2002, Regional Director of
                                                         Dimensional Fund Advisors Inc.
                                                         Formerly, Vice President and
                                                         General Manager of Assante
                                                         Global Advisors (July 2000 to
                                                         April 2002); Vice President of
                                                         Assante Asset Management Inc.
                                                         (March 2000 to July 2000); and
                                                         Private Client Manager at Loring
                                                         Ward Investment Counsel Ltd.
                                                         (June 1997 to February 2002).

------------------------ ----------------- ------------- ----------------------------------
Karen E. Umland          Vice President     Since 1997   Vice President of all the DFA
Age: 40                                                  Entities, DFA Australia Limited,
                                                         Dimensional Fund Advisors Ltd.,
                                                         and Dimensional Fund Advisors
                                                         Canada Inc.

------------------------ ----------------- ------------- ----------------------------------
Carol W. Wardlaw         Vice President     Since 2004   Vice President of all the DFA
Age: 47                                                  Entities. Prior to April 2004,
                                                         Regional Director of Dimensional
                                                         Fund Advisors Inc.

------------------------ ----------------- ------------- ----------------------------------
Weston J. Wellington                        Since 1997   Vice President of all the DFA
Age: 55                                                  Entities. Formerly, Vice
                                                         President of DFA Australia
                                                         Limited.

------------------------ ----------------- ------------- ----------------------------------
Daniel M. Wheeler                           Since 2001   Vice President of all the DFA
Age: 61                                                  Entities. Prior to 2001 and
                                                         currently, Director of Global
                                                         Financial Advisor Services of
                                                         Dimensional Fund Advisors Inc.
                                                         Director of Dimensional Fund
                                                         Advisors Ltd. (since October
                                                         2003) and President of
                                                         Dimensional Fund Advisors Canada
                                                         Inc. (since June 2003).

------------------------ ----------------- ------------- ----------------------------------

(1)  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Boards  of  Directors  and  until  his  or her  successor  is  elected  and qualified.

     Because the  Portfolio  has not been offered prior to the date of this SAI,
Directors  and  officers  as a  group  own  less  than  1%  of  the  Portfolio's outstanding shares of the Portfolio.

                                       11

                            SERVICES TO THE PORTFOLIO

Administrative Services

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing,  and  transfer  agent  for the
Portfolio.  The  services  provided  by PFPC are subject to  supervision  by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend  disbursing  agency  services.  For the  administrative  and accounting services  provided  by PFPC,  the  Portfolio  pays  PFPC  annual  fees  that are calculated  daily and paid  monthly  according  to a fee  schedule  based on the aggregate assets in the Fund Complex,  which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

     .0110% of the Fund Complex's first $50 billion of average net assets;
     .0085% of the Fund Complex's next $25 billion of average net assets; and
     .0075% of the Fund Complex's average net assets in excess of $75 billion.

The fees charged to the  Portfolio  under the fee schedule are  allocated to the
Portfolio  based on the Portfolio's pro rata portion of the aggregate net assets of the Fund Complex.

     The Portfolio is subject to a monthly base fee of $2,083.

     The Portfolio  also pays separate fees to PFPC with respect to the services
PFPC provides as transfer agent and dividend disbursing agent.

Custodian

     Citibank,  N.A.,  111 Wall Street,  New York,  New York,  10005,  serves as global custodian for the Portfolio.  The custodian  maintains a separate account
or  accounts  for  the  Portfolio;   receives,  holds,  and  releases  portfolio
securities on account of the  Portfolio;  makes  receipts and  disbursements  of money on behalf of the  Portfolio;  and collects  and receives  income and other payments and distributions on account of the Portfolio's portfolio securities.

Distributor

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
National Association of Securities Dealers,  Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

Legal Counsel

     Stradley,  Ronon, Stevens & Young, LLP serves as legal counsel to the Fund.
Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers  LLP is the independent registered public accounting firm to the Fund and audits the annual  financial  statements of the Fund. Their address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA
19103-7042.

                                       12

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield,  as directors and/or officers of the
Advisor and  shareholders  of the  Advisor's  outstanding  stock,  may be deemed controlling  persons of the Advisor.  For the services it provides as investment advisor to the  Portfolio,  the  Advisor is paid a monthly fee  calculated  as a percentage of average net assets of the  Portfolio.  As of the date of this SAI, the Portfolio had not yet  commenced  operations,  so the Portfolio has not paid any management fees.

                                PORTFOLIO MANAGER

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  manager and portfolio  traders  implement the policies and procedures established by the  Investment  Committee.  The portfolio  manager and portfolio traders also make daily decisions regarding the Portfolio, including running buy and  sell  programs  based  on the  parameters  established  by  the  Investment
Committee.  Karen E. Umland, the portfolio manager for the international  equity portfolios,  including  the  Portfolio,  coordinates  the  efforts  of all other portfolio managers with respect to the international equity portfolios. For this reason, the Advisor has identified Ms. Umland as the individual  responsible for the  day-to-day  management  of the  Portfolio.  Because the  Portfolio  had not
commenced  operations prior to the date of this SAI, Ms. Umland does not own any shares of the Portfolio.

Description of Compensation Structure

     Portfolio  managers  receive a base  salary and  incentive  bonus,  and may receive a  commission  based on  services  provided  to  certain  clients of the
Advisor.  Compensation of a portfolio manager is determined at the discretion of the Compensation  Committee of the Advisor and is based on a portfolio manager's experience,  responsibilities,  the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the  performance of the portfolio or other accounts that the portfolio managers manage. The Compensation Committee of the Advisor reviews the compensation of each portfolio  manager annually and may make  modifications in compensation as the Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:

     o    Base salary. Each portfolio manager is paid a base salary. The Advisor considers  the factors  described  above to determine  each  portfolio manager's base salary.

     o    Semi-Annual  Bonus.  Each portfolio  manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

     o    Commissions  for  Client  Services.  Certain  portfolio  managers  may receive a commission based on services the portfolio  manager provides to certain clients of the Advisor.

     Portfolio  managers may be awarded the right to purchase  restricted shares of the Advisor's stock as determined from time to time by the Board of Directors of the Advisor or its delegees.  Portfolio  managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

     In addition to the Portfolio, the portfolio manager manages: (i) other U.S.
registered  investment  companies  advised or sub-advised  by the Advisor;  (ii)
other pooled investment  vehicles that are not U.S. registered mutual funds; and
(iii) other accounts managed for  organizations  and individuals.  The following table  sets  forth  information  regarding  the  total  accounts  for  which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities:

             Number of Accounts Managed and Total Assets by Category
                             as of November 30, 2005

                                       13

     o    21 U.S.  registered mutual funds, with $20,566 million in total assets under management.
     o    4 unregistered pooled investment vehicles,  with $282 million in total assets under management.
     o    7  other   accounts,   with  $2,532  million  in  total  assets  under
          management.

     None of the U.S.  registered mutual funds,  unregistered  pooled investment vehicles,  and other accounts managed by the portfolio manager are subject to an advisory  fee  that  is  based  on  the  performance  of the  respective  funds, investment vehicles, or accounts.

Potential Conflicts of Interest

     Actual or apparent conflicts of interest may arise when a portfolio manager has the  primary  day-to-day  responsibilities  with  respect  to more  than one portfolio and other accounts.  Other accounts  include  registered  mutual funds
(other than the Portfolio),  other unregistered pooled investment vehicles,  and other  accounts  managed for  organizations  and  individuals  ("Accounts").  An
Account  may  have  similar  investment  objectives  to  the  Portfolio,  or may purchase,  sell, or hold securities that are eligible to be purchased,  sold, or held by the Portfolio. Actual or apparent conflicts of interest include:

     o    Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio  manager devoting unequal time and attention to the management of each portfolio and/or Account.  The Advisor seeks to manage  such  competing  interests  for the time and  attention  of portfolio  managers by having portfolio managers focus on a particular investment  discipline.  Most Accounts managed by a portfolio  manager are  managed  using  the  same  investment  models  that  are  used in connection with the management of the portfolios.

     o    Investment  Opportunities.  It is  possible  that at  times  identical securities  will be held by more than one  portfolio  and/or  Account.
          However,  positions  in the same  security  may vary and the length of time that any  portfolio or Account may choose to hold its  investment in the  same  security  may  likewise  vary.  If a  portfolio  manager identifies a limited  investment  opportunity that may be suitable for more than one  portfolio  or Account,  a portfolio  may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible  portfolios  and Accounts.
          To deal with these situations,  the Advisor has adopted procedures for allocating  portfolio  transactions  across  multiple  portfolios  and
          Accounts.

     o    Broker  Selection.  With respect to  securities  transactions  for the portfolios the Advisor  determines which broker to use to execute each order,  consistent  with the Advisor's  duty to seek best execution of the  transaction.  However,  with respect to certain Accounts (such as separate  accounts),  the  Advisor  may be limited by the client  with respect to the  selection  of brokers or may be  instructed  to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate,  non-simultaneous,  transactions  for a portfolio and another Account that may  temporarily  affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

     o    Performance-Based   Fees.  For  some  Accounts,  the  Advisor  may  be
          compensated  based on the  profitability of the Account,  such as by a
          performance-based   management  fee.  These   incentive   compensation
          structures  may create a conflict  of interest  for the  Advisor  with regard to Accounts  where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities  preferentially  to the  Accounts  where the Advisor  might share in investment gains.

     o    Client  Service  Responsibilities.   A  conflict  may  arise  where  a
          portfolio manager receives a commission for servicing a client in that the  portfolio  manager may have an  incentive to favor the Account of that  client over other  portfolios  or  Accounts  that the  portfolio manager manages.

     o    Investment in a Portfolio.  A portfolio  manager or his/her  relatives may invest in a portfolio  that he or she  manages and a conflict  may arise where he or she may  therefore  have an  incentive  to treat

                                       14

          the  portfolio  in which the  portfolio  manager or his/her  relatives invest  preferentially as compared to other portfolios or Accounts for which they have portfolio management responsibilities.

     The Advisor and the Fund have adopted  certain  compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983, the Fund was named DFA Small Company Fund Inc. The Portfolio  described in this SAI had not  commenced  operations  prior to the date of this SAI. The Fund generally  offers shares of the Portfolio  only to  institutional  investors and clients of registered investment advisers.

                                 CODES OF ETHICS

     The Fund, the Advisor,  and DFAS have adopted a Code of Ethics,  under Rule
17j-1 of the 1940 Act, for certain access persons of the Portfolio.  The Code is designed to ensure that access persons act in the interest of the Portfolio, and its shareholders,  with respect to any personal trading of securities. Under the
Code,  access persons are generally  prohibited from knowingly buying or selling securities  (except for mutual  funds,  U.S.  government  securities,  and money market instruments) which are being purchased,  sold, or considered for purchase or sale by the  Portfolio  unless the access  persons'  proposed  purchases  are approved in advance.  The Code also contains certain reporting  requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the Portfolio's  Prospectus,  will be fully paid and non-assessable shares. Each share of common stock  represents an equal  proportional  interest in the assets and  liabilities  of the Portfolio  and has  identical,  non-cumulative  voting, dividend,  redemption liquidation, and other rights and preferences as the other class of shares of the Portfolio.

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the portfolio of shares that they hold,  except as otherwise  required by applicable law. If liquidation of the Fund should occur,  shareholders would be entitled to receive,  on a per class basis,  the assets of the  particular  portfolio  whose shares  they  own,  as  well  as  a  proportionate  share  of  Fund  assets  not attributable to any particular portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940 Act or other  applicable  law.  The Fund's  bylaws  provide  that  special  meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting.  Such meeting may be called to consider any matter,  including  the  removal  of one or more  directors.  Shareholders  will receive  shareholder  communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolio  has not been offered prior to the date of this SAI, no  person  beneficially  owned  5% or more  of the  outstanding  shares  of the
Portfolio as of July 31, 2006.

                                       15

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day,  Thanksgiving,  and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the  Portfolio.  Securities  accepted in exchange  for shares of the
Portfolio  will be acquired for  investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The  Fund  or its  transfer  agent  may,  from  time  to  time,  appoint  a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders  and  funds  from  certain  investors.  With  respect  to  purchases  and redemptions  through  a  sub-transfer  agent,  the Fund  will be  deemed to have received a purchase or redemption order when the sub-transfer agent receives the order.  Shares of a Portfolio  will be priced at the public  offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future  experience  of the  Portfolio,  which is currently  sold at net asset value. Any such charges will be described in the Prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC;  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund to dispose of  securities  owned by it, or fairly to determine  the value of its assets;  and (3) for such other periods as the SEC may permit.

     Shareholders  may transfer  shares of the  Portfolio  to another  person by making a written  request to the Advisor,  who will  transmit the request to the transfer  agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of  request,  the stock  certificate,  or any stock  power must be guaranteed in the same manner as described in the Prospectus  under  "REDEMPTION
OF SHARES." As with  redemptions,  the written  request must be received in good order before any transfer can be made.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences that may affect the  Portfolio.  Unless  your  investment  in the  Portfolio  is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

                                       16

Distributions of Net Investment Income

     The Portfolio receives or derives income generally in the form of dividends and/or interest on its investments.  This income,  less expenses incurred in the operation of the Portfolio,  constitutes  its net  investment  income from which dividends may be paid to its shareholders.  If you are a taxable  investor,  any income dividends (other than qualified dividends) the Portfolio pays are taxable to you as ordinary  income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

     Qualified Dividend Income. For individual shareholders, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

     o    dividends paid by domestic corporations, and
     o    dividends paid by qualified foreign corporations, including:
          -    corporations incorporated in a possession of the U.S.,
          -    corporations  eligible for benefits of a comprehensive income tax treaty  with  the  United  States  that the  Treasury  Department determines is satisfactory  (including an exchange of information program), and
          -    corporations  whose stock is readily  tradable on an  established securities market in the United States.

     For  individuals  in the 10% and 15% tax  brackets,  the rate for qualified dividends  received in calendar years 2008 through 2010 is further  reduced from
5% to 0%.

     Dividends  from  corporations  exempt  from  tax,  dividends  from  foreign personal holding companies,  foreign investment  companies,  and passive foreign investment  companies  (PFICs),  and dividends paid from interest  earned by the
Portfolio on debt  securities  generally will not qualify for this favorable tax treatment.

     Both the  Portfolio  and the investors  must each  separately  meet certain holding period  requirements to qualify Portfolio  dividends for this treatment.
Specifically,  the Portfolio must hold the stock for at least 61 days during the
121-day  period  beginning  60  days  before  the  stock  becomes   ex-dividend.
Similarly,  investors  must hold  their  Portfolio  shares  for at least 61 days during the 121-day  period  beginning 60 days before the Portfolio  distribution goes  ex-dividend.  The  ex-dividend  date  is  the  first  date  following  the declaration  of a dividend on which the  purchaser  of stock is not  entitled to receive the  dividend  payment.  When  counting the number of days you held your
Portfolio  shares,  include  the day you sold  your  shares  but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its  fiscal  year,  the  Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the definition of qualified dividend  income  taxable at reduced  rates.  If 95% or more of the  Portfolio's income is from  qualified  sources,  it will be allowed to designate 100% of its ordinary income  distributions as qualified  dividend  income.  This designation rule may have the effect of converting  small amounts of ordinary  income or net short-term  capital gains,  that otherwise would be taxable as ordinary  income, into qualified dividend income eligible for taxation at reduced rates.

                                       17

Distributions of Capital Gain

     The  Portfolio  may realize  capital  gains and losses on the sale or other disposition  of its  portfolio  securities.  Distributions  from net  short-term capital gains are taxable as ordinary income.  Distributions  from net long-term capital  gains are taxable as long-term  capital  gains,  regardless of how long shares of the Portfolio have been held.

     Any net capital gains realized by the Portfolio  generally are  distributed once each year, and may be distributed more frequently,  if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

     Capital gain dividends and any net long-term capital gains you realize from the sale of  Portfolio  shares are  subject to a maximum  rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets).
For  individuals  in the 10% and 15% tax  brackets,  the rate for net  long-term capital gains  realized in calendar  years 2008 through 2010 is further  reduced from 5% to 0%.

Sunsetting of Provisions

The  special  provisions  of the  2003 Tax Act  dealing  with  reduced  rates of taxation for qualified  dividends and net long-term  capital gains are scheduled to sunset on December 31, 2009,  unless  extended or made permanent  before that date.  Unless the lower rate(s) on (i) qualified  dividend income is extended or made permanent,  the tax rate on qualified dividends after such date will revert back to a maximum rate on ordinary income (39.6% for 2011 and later years unless the lower rates on ordinary income enacted by the Economic Growth and Tax Relief
Reconciliation  Act of  2001  are  extended  or made  permanent)  and  (ii)  net long-term capital gains are extended or made permanent, the rules on taxation of capital  gains  that  were in effect  prior to the Jobs and  Growth  Tax  Relief
Reconciliation Act of 2003, including a maximum rate of 20% (10% for individuals in the 10% and  15%  tax  brackets)  and  the  provisions  for the  taxation  of five-year gains, will again be effective for 2011 and later years.

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment
company  by   satisfying   certain   distribution   and  asset   diversification
requirements  under the  Internal  Revenue  Code (the  "Code").  As a  regulated investment  company,  the Portfolio  generally pays no federal income tax on the income and gains it  distributes  to its  shareholders.  The Board  reserves the right  not to  maintain  the  qualification  of  the  Portfolio  as a  regulated investment  company,  if it determines such course of action to be beneficial to shareholders.  In such case,  the  Portfolio  will be subject  to  federal,  and
possibly  state,   corporate  taxes  on  its  taxable  income  and  gains,   and
distributions to shareholders  will be taxed as dividend income to the extent of the Portfolio's earnings and profits.

Excise Tax Distribution Requirement

     To  avoid  federal  excise  taxes,  the  Code  requires  the  Portfolio  to distribute  to you by  December  31 of each year,  at a minimum,  the  following amounts:

     o    98% of its taxable ordinary income earned during the calendar year;
     o    98% of its  capital  gain net income  earned  during the twelve  month period ending October 31; and
     o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

     The Portfolio  intends to declare and pay these  distributions  in December
(or to pay them in  January,  in which case you must treat them as  received  in
December),  but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Effect of Foreign Withholding Taxes

The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio's income dividends paid to shareholders. Foreign dividends designated by the Portfolio as dividends from  qualifying  foreign  corporations  and subject to  taxation  at  long-term capital gain rates, may reduce

                                       18

the otherwise  available  foreign tax credits on your federal income tax return.
Shareholders in these circumstances should talk with their personal tax advisers about their  foreign tax credits and the  procedures  that they should follow to claim these credits on their personal income tax returns.

Effect of Foreign Investments on Distributions

     Most  foreign  exchange  gain  realized on the sale of debt  securities  is treated as ordinary income by the Portfolio.  Similarly,  foreign  exchange loss realized on the sale of debt securities by the Portfolio generally is treated as ordinary loss. This gain when distributed will be taxable to the shareholders as ordinary  income,  and any loss will  reduce  the  Portfolio's  ordinary  income otherwise  available for distribution to the shareholders.  This treatment could
increase  or  decrease  the  Portfolio's   ordinary  income   distributions   to
shareholders,   and  may  cause  some  or  all  of  the  Portfolio's  previously distributed income to be classified as a return of capital to the shareholders.

PFIC Securities

     The Portfolio  may invest in  securities of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC  securities,  the Portfolio  intends to  mark-to-market  these securities  and to  recognize  any gains at the end of its fiscal and excise tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized  gains.  These gains  (reduced by  allowable  losses) are treated as ordinary  income that the Portfolio is required to  distribute,  even though  it has not sold  the  securities.  You  should  also be  aware  that the designation  of a foreign  security  as a PFIC  security  will  cause its income dividends to fall outside of the  definition  of qualified  foreign  corporation dividends.  These  dividends  generally will not qualify for the reduced rate of taxation by  individuals on qualified  dividends when  distributed to you by the
Portfolio.

Corporate Dividends-Received Deduction

     For  corporate  shareholders,  a  portion  of  the  dividends  paid  by the
Portfolio may qualify for the dividends-received deduction. A shareholder may be allowed to deduct these qualified dividends, thereby reducing the tax that would otherwise be required to be paid. The dividends-received  deduction is available only with respect to dividends  designated by the  Portfolio as  qualifying  for this  treatment.  Qualifying  dividends  generally  are limited to  dividends of domestic  corporations.  All  dividends  (including  the  deducted  portion) are included in a shareholder's  calculation of alternative  minimum taxable income.
Because the income of the  Portfolio  primarily is derived from  investments  in foreign  rather  than  domestic  securities,  generally  none  or  only a  small
percentage   of   its   dividends   will   be   eligible   for   the   corporate
dividends-received deduction.

Redemption of Portfolio Shares

     For  shareholders  subject to tax,  redemptions  and exchanges of Portfolio shares are taxable  transactions  for federal and state income tax purposes that cause such a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital  asset,  the gain or loss that he  realizes  will be capital gain or loss.

     Any loss  incurred  on the  redemption  or  exchange of shares held for six months or less will be treated as a long-term  capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares.

Wash Sales

     All or a  portion  of  any  loss  that  a  shareholder  realizes  upon  the redemption of the  Portfolio's  shares will be disallowed to the extent that the shareholder  purchases  other shares in the Portfolio  (through  reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the  shareholder's  tax basis in the new shares purchased by the shareholder.

                                       19

U.S. Government Obligations

     States grant  tax-free  status to  dividends  paid to  shareholders  of the
Portfolio from interest earned on certain U.S. government securities, subject in some states to minimum investment and reporting requirements that must be met by the Portfolio. The rules on exclusion of this income are different for corporate shareholders.

Complex Securities

     The Portfolio may invest in complex  securities and such investments may be subject to numerous special and complicated tax rules.  These rules could affect whether  gains or losses  recognized  by the  Portfolio  are treated as ordinary income or capital gain,  accelerate the  recognition of income to the Portfolio, defer the  Portfolio's  ability to  recognize  losses,  and,  in limited  cases, subject the Portfolio to U.S.  federal  income tax on income from certain of the
Portfolio's  foreign  investments.  In turn,  these rules may affect the amount, timing, or character of the income distributed to a shareholder by a Portfolio.

Securities Lending

     The Portfolio may enter into securities lending transactions that may cause the  replacement  income earned on the loaned  securities to fall outside of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Non-U.S. Investors

     Taxation of an  investor  who, as to the United  States,  is a  nonresident alien individual,  non-U.S. trust or estate, non-U.S.  corporation,  or non-U.S.
partnership  ("non-U.S.  investor"),  depends  on whether  the  income  from the
Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a non-U.S. investor,  dividends paid to such non-U.S.  investor from investment company taxable income generally will be subject to a U.S.  withholding  tax at the rate of 30% (or lower treaty rate)
upon the gross amount of the dividend. Such a non-U.S.  investor generally would be exempt from U.S  withholding  tax on gains realized on the sale or redemption of Portfolio  shares and dividends paid by the Portfolio from long-term  capital gains,  unless the investor is a  nonresident  alien  individual  present in the
United  States for a period or periods  aggregating  183 days or more during the taxable year. Special U.S. withholding tax rules apply to disposition of "United
States real  property  interests."  Also,  U.S  withholding  taxes are no longer imposed on dividends  paid by regulated  investment  companies to the extent the dividends are designated as "interest-related  dividends" or "short-term capital
gain  dividends."  Under  these  exemptions,   interest-related   dividends  and
short-term capital gain dividends generally represent  distributions of interest from U.S. sources and short-term  capital gains that would not have been subject to U.S.  withholding  tax at the source if they had been received  directly by a foreign person,  and that satisfy certain other  requirements.  These exemptions apply to  dividends  with  respect  to  taxable  years of  regulated  investment companies beginning after December 31, 2004 and before January 1, 2008. Ordinary dividends  paid by the  Portfolio to non-U.S.  investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and
(ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a non-U.S.  investor,  then the Portfolio's  dividends and  distributions  and any  gains  realized  upon  the  sale or  redemption  of
Portfolio  shares will be subject to the U.S. federal income tax on a net income basis at the rates applicable to U.S. citizens or domestic corporations.

     Special U.S. tax certification  requirements apply to non-U.S. investors to avoid U.S. backup  withholding  imposed at a rate of 28%, obtain the benefits of any treaty between the United States and the shareholder's country of residence, and obtain the benefits of exemption from  withholding on  interest-related  and short-term capital gain dividends.  Non-U.S.  investors should consult their tax advisers  about  the  applicability  of  U.S.  tax  withholding  and  the use of appropriate forms to certify their status.

     A partial exemption from U.S estate tax may apply to stock in the Portfolio held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the  proportion of the assets held by the Portfolio

                                       20

at the end of the quarter  immediately  preceding the decedent's  death that are debt obligations, deposits, or other property that would generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     Shareholders  should consult their tax advisers  about the federal,  state, local or foreign tax consequences of an investment in the Portfolio.

Information on the Tax Character of Distributions

     The  Portfolio  will inform  shareholders  of the amount and  character  of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such  distributions  shortly after the close of each  calendar  year.  Shareholders  who have  not held  shares  of the
Portfolio a full year may have  designated  and  distributed to them as ordinary income, qualified dividends, or capital gain, a percentage of income that is not equal to the  actual  amount of such  income  earned  during the period of their investment in the Portfolio.

                              PROXY VOTING POLICIES

     The Board of Directors  of the Fund have  delegated  the  authority to vote proxies for the  portfolio  securities  held by the  Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Advisor.

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee may designate one or more of its members to oversee  specific,  on-going  compliance with respect to the Voting  Policies and may  designate  other  personnel of the
Advisor to vote proxies on behalf of the  Portfolio,  including  all  authorized traders of the Advisor.

     The Advisor votes proxies in a manner consistent with the best interests of the Portfolio. Generally, the Advisor analyzes proxy statements on behalf of the
Portfolio in accordance with the Voting Policies and the Voting Guidelines. Most proxies  that  the  Advisor  receives  will be  voted  in  accordance  with  the
predetermined  Voting  Guidelines.   Since  nearly  all  proxies  are  voted  in
accordance with the Voting Guidelines, it normally will not be necessary for the
Advisor  to make an  actual  determination  of how to vote a  particular  proxy, thereby  largely  eliminating  conflicts of interest for the Advisor  during the proxy voting process.  However,  the Proxy Policies do address the procedures to be  followed  if a conflict of interest  arises  between  the  interests  of the
Portfolio and the interests of the Advisor or its  affiliates.  If an Investment
Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an  Independent  Director of the  Portfolio's  Board of
Directors  and  vote  the  proxy  in  accordance  with  the  direction  of  such
Independent Director.

     The Voting Guidelines  summarize the Advisor's  positions on various issues and give a general  indication  as to how the Advisor  will vote proxies on each issue.  The Advisor  will usually  vote  proxies in  accordance  with the Voting
Guidelines.  However,  the Advisor  reserves  the right to vote  certain  issues counter  to the  Voting  Guidelines  if,  after a review  of the  matter  (which analysis  will  be  documented  in  writing),  the  Advisor  believes  that  the
Portfolio's  best interests would be served by such vote. To the extent that the
Voting Guidelines do not address a potential voting issue, the Advisor will vote on such  issue in a manner  that is  consistent  with the  spirit of the  Voting
Guidelines  and that the Advisor  believes  would be in the best interest of the
Portfolio.  Pursuant to the Voting  Guidelines,  the Advisor generally votes for matters such as: (i) routine  business  decisions  (such as stock  splits,  name changes  and  setting  the  number of  directors);  (ii)  reverse  anti-takeover amendments;  (iii)  auditors;  (iv)  directors;  (v) proposals  establishing  or increasing  indemnification of directors; (vi) proposals eliminating or reducing director's  liability;  (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders;
(ix)  the  separation  of  audit  and  consulting   responsibilities;   and  (x)
confidential voting. As provided in the Voting Guidelines, the Advisor generally
votes   against   matters  such  as:  (i)   anti-takeover   measures   (such  as
reincorporation  to  facilitate  a  takeover  defense,  adoption  of fair  price amendments,  institution  of  classified  boards of  directors,  elimination  of cumulative voting and creation of super majority provisions);  (ii) the issuance of a new class of stock  with  unequal  voting  rights;  and (iii)  blank  check preferred stock

                                       21

proposals.  The Voting  Guidelines  also provide that the Advisor will generally consider on an individual  basis such  proposals as: (i)  increasing  authorized common  stock;  (ii)  establishing  or  increasing  a stock option plan or other employee  compensation  plan; (iii) approving a reorganization  or merger;  (iv)
approving a proposal  by a  dissident  shareholder  in a proxy  battle;  and (v)
issues related to independent directors.

     Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected  economic costs from voting  outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on
non-U.S.  securities due to local restrictions,  customs,  other requirements or restrictions,  or anticipated  expenses.  The Advisor determines whether to vote proxies of non-U.S.  companies  on a  portfolio-by-portfolio  basis,  and to the extent it is  appropriate,  the  Advisor  generally  implements  uniform  voting procedures for all proxies of a country. The Advisor periodically reviews voting
logistics,    including   costs   and   other   voting   difficulties,    on   a
portfolio-by-portfolio  and  country-by-country  basis, in order to determine if there have been any material changes that would affect the Advisor's decision of whether or not to vote.

     Information  regarding  how each  portfolio  voted  proxies  related to its portfolio  securities  during the 12-month  period ended June 30 of each year is available,  no later  than  August 31 of each  year,  without  charge,  (i) upon request by calling  collect:  (310) 395-8005;  (ii) on the Advisor's  website at
http://www.dfaus.com.;    and   (iii)   on   the    Commission's    website   at
http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of  Directors  of the Fund have  adopted a policy
(the "Policy") to govern  disclosure of the portfolio  holdings of the Portfolio
("Holdings  Information"),  and to  prevent  the misuse of  material  non-public
Holdings  Information.  The  Advisor  has  determined  that the  Policy  and its procedures:  (1) are reasonably  designed to ensure that  disclosure of Holdings
Information is in the best interests of the  shareholders of the Portfolio,  and
(2) appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings  Information as Required by Applicable Law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules, and regulations.

     Online  Disclosure  of  Portfolio  Holdings   Information.   The  Portfolio
generally  discloses up to its twenty-five  largest  portfolio  holdings and the percentages  that each of these  largest  portfolio  holdings  represent  of the
Portfolio's total assets ("largest holdings"),  as of the most recent month-end, online at the Advisor's public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information
regarding  the  Portfolio's  industry   allocations.   The  Portfolio  generally
discloses  its  complete  Holdings   Information   (other  than  cash  and  cash
equivalents),   as  of  month-end,  online  at  the  Advisor's  public  website,
http://www.dfaus.com, three months following the month-end.

     Disclosure of Holdings  Information  to  Recipients.  Each of the Advisor's
Chairman,  Director of Institutional  Services, Head of Portfolio Management and
Trading and General Counsel (together,  the "Designated  Persons") may authorize disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who: (i) specifically  request the more  current  non-public  Holdings  Information,  and  (ii)  execute  a Use and
Nondisclosure Agreement (each a "Nondisclosure  Agreement").  Each Nondisclosure
Agreement  subjects the Recipient to a duty of  confidentiality  with respect to the non-public  Holdings  Information,  and prohibits the Recipient from trading
based  on  the  non-public   Holdings   Information.   Any  non-public  Holdings
Information that is disclosed shall not include any material  information  about the  Portfolio's  trading  strategies  or pending  portfolio  transactions.  The non-public  Holdings  Information  provided to a Recipient under a Nondisclosure
Agreement,  unless  indicated  otherwise,  is not subject to a time delay before dissemination.

     As of the date of this SAI,  the  Advisor  and the  Portfolio  had  ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

                                       22

  ----------------------- --------------------------------- -----------------

        Recipient                 Business Purpose             Frequency
  ----------------------- --------------------------------- -----------------
  Citibank, N.A.          Fund Custodian                    Daily
  ----------------------- --------------------------------- -----------------
  PFPC Inc.               Fund Administrator, Accounting    Daily
                          Agent and Transfer Agent
  ----------------------- --------------------------------- -----------------
  Pricing Service Vendor  Fair Value Information Services   Daily
  ----------------------- --------------------------------- -----------------
  KLD Research &          Social Screen Provider            Quarterly
  Analytics
  ----------------------- --------------------------------- -----------------

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings  Information on a quarterly,  monthly, or daily basis, or upon request, in order  to  perform  their  business  functions.  None of the  Portfolio,  the
Advisor,  or any other party receives any  compensation in connection with these arrangements.

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests  of the  Advisor,  DFAS,  or any  affiliated  person of the Fund,  the
Advisor,  or  DFAS,  on  the  other.  In  order  to  protect  the  interests  of shareholders and the Portfolio,  and to ensure no adverse effect on shareholders in the limited  circumstances  where a Designated  Person is considering  making non-public Holdings Information available to a Recipient, the Advisor's Director of  Institutional  Services and the Chief  Compliance  Officer will consider any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that:  (1) the Portfolio has a legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer also is  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

     Prohibitions   on   Disclosure   of  Portfolio   Holdings  and  Receipt  of
Compensation.  No person is authorized to disclose Holdings Information or other investment  positions (whether online at  http://www.dfaus.com,  in writing,  by fax, by e-mail, orally, or by other means) except in accordance with the Policy.
In addition,  no person is authorized to make disclosure  pursuant to the Policy if such disclosure is otherwise in violation of the antifraud  provisions of the federal securities laws.

     The Policy prohibits the Portfolio,  the Advisor,  or an affiliate  thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in the  Portfolio or in other  investment  companies or accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolio to existing and prospective shareholders,  while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to  inappropriate  uses,  particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

                                       23

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street, Philadelphia, PA 19103-7042, is the Fund's independent registered public accounting firm. It audits the Fund's annual financial  statements.  Because the
Portfolio  had not  commenced  operations  as of November 30,  2005,  the annual reports of the Fund for the fiscal year ended  November  30, 2005 do not contain any data regarding the Portfolio.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations  that track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related to the  Portfolio  or to the  Advisor,  should be considered  in light of the  Portfolio's  investment  objectives  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

                                       24

                  DFA INVESTMENT DIMENSIONS GROUP INC. (82/83)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)  Articles of Incorporation.

     (1)  Articles of  Restatement  effective  August 11, 2003 as filed with the
          Maryland Secretary of State on August 11, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (2)  Articles  Supplementary as filed with the Maryland  Secretary of State re: the addition of Class R Shares of U.S.  Small Cap Value  Portfolio
          and the deletion of (i) the LD U.S. Marketwide  Portfolio Shares, (ii)
          the HD U.S. Marketwide  Portfolio Shares, (iii) the LD U.S. Marketwide
          Value Portfolio Shares and (iv) the HD U.S. Marketwide Value Portfolio
          Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (3)  Articles of Amendment as filed with the Maryland Secretary of State on
          October 25, 2004 re: the name change of the:
          *    AAM/DFA  International  High  Book  to  Market  Portfolio  to the
               LWAS/DFA International High Book to Market Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (4)  Articles  Supplementary  filed with the Maryland Secretary of State on
          September 8, 2004 re: the addition of the:
          *    Shares of Emerging Markets Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 73/74 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 14, 2005.

     (5)  Articles  Supplementary filed with the Maryland Secretary of State re:
          the authorization of 40 billion additional shares of common stock:
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (6)  Articles of Amendment as filed with the Maryland Secretary of State on
          September 12, 2005 re: the name change of the:
          *    The Pacific Rim Small Company Portfolio to the Asia Pacific Small
               Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (7)  Articles  Supplementary  filed with the Maryland Secretary of State on
          September 12, 2005 re: the addition of the:
          *    U.S. Core Equity 1 Portfolio
          *    U.S. Core Equity 2 Portfolio
          *    U.S. Vector Equity Portfolio
          *    International Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (8)  Articles of Amendment as filed with the Maryland Secretary of State on
          May 12, 2006 re: the name change of the:
          *    U.S. Small Cap Value Portfolio  Shares-Investor Class to the U.S.
               Small Cap Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (9)  Articles  Supplementary  filed with the Maryland Secretary of State on
          May 12, 2006 re: the addition of the:
          *    Emerging   Markets   Social   Core   Portfolio   Shares  and  the
               reclassification  and reallocation of shares of Class R Shares of
               U.S.  Small  Cap  Value  Portfolio  to the U.S.  Small  Cap Value
               Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

(b)  By-Laws.

     Amended and Restated By-Laws of the Registrant.
     Incorporated herein by reference to:
     Filing:           Post-Effective Amendment No. 69/70 to Registrant's
                       Registration Statement on Form N-1A.
     File Nos.:        2-73948 and 811-3258.
     Filing Date:      January 29, 2004.

(c)  Instruments Defining the Rights of Securityholders.

     (1)  See Articles Fifth,  Sixth,  Eighth and Thirteenth of the Registrant's
          Articles of Restatement dated August 11, 2003.

     (2)  See Article II of the Registrant's Amended and Restated By-Laws.

(d)  Investment Advisory Agreement.

     (1)  Investment Management Agreements.

          (a)  Form of Investment  Advisory Agreement between the Registrant and
               Dimensional  Fund  Advisors  Inc.  ("DFA") dated May 13, 1987 re:
               the:
               *    DFA Five-Year Government Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (b)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 26, 1994 re: the:
               *    VA Global  Bond  Portfolio  (formerly  the DFA Global  Fixed
                    Income Portfolio and the DFA Global Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (c)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 24, 1990 re: the:
               *    DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 1998.

          (d)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 2, 1991 re: the:
               *    Large Cap International Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 21, 1992.
               *    DFA Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 20, 1994 re: the:
               *    DFA International Small Cap Value Portfolio
              Incorporated herein by reference to:
              Filing:          Post-Effective Amendment No. 50/51 to
                               Registrant's Registration Statement on
                               Form N-1A.
              File Nos.:       2-73948 and 811-3258.
              Filing Date:     January 22, 1999.

          (g)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA Large Value  Portfolio  (formerly known as the DFA Global
                    Value Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (h)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA Small Value Portfolio
                Incorporated herein by reference to:
                Filing:         Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
                File Nos.:      2-73948 and 811-3258.
                Filing Date:    January 22, 1999.

          (i)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (j)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA International Small Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (k)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA Short-Term Fixed Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 8, 1996 re: the:
               *    International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 7, 1998 re: the:
               *    Tax-Managed   U.S.  Small  Cap  Value  Portfolio   (formerly
                    Tax-Managed U.S. 5-10 Value Portfolio);
               *    Tax-Managed U.S. Small Cap Portfolio  (formerly  Tax-Managed
                    U.S. 6-10 Small Company Portfolio); and
               *    Tax-Managed DFA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name changes:
                    *    Tax-Managed   U.S.   5-10   Value   Portfolio   to  the
                         Tax-Managed U.S. Small Cap Value Portfolio
                    *    Tax-Managed  U.S. 6-10 Small  Company  Portfolio to the
                         Tax-Managed U.S. Small Cap Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 70/71 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

          (n)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated July 30, 2002 re: the:
               *    DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (o)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 73/74 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 14, 2005.

          (p)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    U.S. Core Equity 1 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (q)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (r)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (s)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    U.S. Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to ]
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (t)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 7, 2006 re: the:
               *    Emerging Markets Social Core Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.1.t.

          (u)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 81/82 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 28, 2006.

     (2)  Sub-advisory Agreements.

          (a)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia  Ltd.   (formerly  DFA  Australia  Pty  Limited)  dated
               September 21, 1995 re: the:
               *    VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (i)  Amendment  No.  1  to  Sub-Advisory  Agreement  between  the
                    Registrant,   DFA  and  DFA  Australia  Ltd.  (formerly  DFA
                    Australia  Pty  Limited)  dated July 18,  1997  Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 78/79 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2006.

          (b)  Sub-Advisory   Agreement   between   the   Registrant,   DFA  and
               Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
               *    VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

          (c)  Form  of  Consultant  Services  Agreement  between  DFA  and  DFA
               Australia Ltd. (formerly DFA Australia Pty Limited)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (d)  Form of Consultant Services Agreement between DFA and Dimensional
               Fund Advisors Ltd.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (e)  Sub-Advisory   Agreement   between   the   Registrant,   DFA  and
               Dimensional Fund Advisors Ltd. re: the:
               *    International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (f)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia Ltd. re: the:
               *    International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (g)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
               *    Emerging Markets Social Core Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.2.g.

          (h)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia Ltd. dated August 7, 2006 re: the:
               *    Emerging Markets Social Core Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.2.h.

(e)  Underwriting Contracts.
     (1)  Amended and Restated Distribution Agreement between the Registrant and
          DFA Securities Inc. dated December 19, 2003.

          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 29, 2004.

(f)  Bonus or Profit Sharing Plans.
     Not Applicable.

(g)  Custodian Agreements.
     (1)  Custodian   Agreement  between  the  Registrant  and  PNC  Bank,  N.A.
          (formerly Provident National Bank) dated June 19, 1989 re: the:
          *        Enhanced U.S. Large Company Portfolio;
          *        DFA Two-Year Corporate Fixed Income Portfolio; and
          *        DFA Two-Year Government Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 37/38 to Registration
                           Statement of the Registrant on form
                           N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     November 22, 1995.

     (2)  Form of Custodian  Agreement between the Registrant and PNC Bank, N.A.
          (formerly Provident National Bank) re: the:

          *        U.S. 9-10 Small Company Portfolio;
          *        U.S. Large Company Portfolio;
          *        DFA One-Year Fixed Income Portfolio;
          *        DFA Intermediate Government Fixed Income Portfolio
                   (formerly known as the DFA Intermediate
                   Government Bond Portfolio; and
          *        DFA Five-Year Government Portfolio
          Previously filed with this registration statement and incorporated herein by reference.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio

               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio;
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum  Number Seven re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
                       Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (h)  Addendum Number Eight re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Form of Addendum Number Nine re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (j)  Addendum Number Ten re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

(h)  Other Material Contracts.

     (1)  Transfer Agency Agreement.
     Transfer Agency  Agreement  between the Registrant and PFPC Inc.  (formerly
     Provident Financial Processing Corporation) dated June 19, 1989.
     Incorporated herein by reference to:
     Filing:          Post-Effective Amendment No. 48/49 to the
                      Registrant's Registration Statement on Form
                      N-1A.
     File Nos.:       2-73948 and 811-3258.
     Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
                       Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
                   *       DFA Short-Term Municipal Bond Portfolio
                   Incorporated herein by reference to:
                   Filing:          Post-Effective Amendment No. 66/67 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                   File Nos.:       2-73948 and 811-3258.
                   Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
                       and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Fourteen re: the addition of the:
               *       Emerging Markets Social Core Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.1.l.

     (2)  Administration and Accounting Agreement
     Administration and Accounting Services Agreement between the Registrant and
     PFPC dated June 19, 1989. Incorporated herein by reference to:

     Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                      Registration Statement on Form N-1A.
     File Nos.:       2-73948 and 811-3258.
     Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71
                                to Registrant's Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
                       Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Seventeen re: the addition of the:
               *       Emerging Markets Social Core Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.2.l.

     (3)  Administration Agreements.
          Administration Agreements between the Registrant and DFA.

          (a)  Dated January 6, 1993 re: the
          *    DFA  One-Year  Fixed  Income  Portfolio  (formerly  The DFA
          Fixed Income Shares)
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to
                           Registrant's Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999

          (b)  Dated August 8, 1996 re: the:
          *       Japanese Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (c)  Dated August 8, 1996 re: the
          *       United Kingdom Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (d)  Dated August 8, 1996 re: the
          *       Continental Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (e)  Form of Amended and Restated Administration Agreement dated March
               30, 2006 re: the:
          *       U.S. Large Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2006.

          (f)  Dated August 8, 1996 re: the
          *       Pacific Rim Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        Pacific Rim Small Company Portfolio to Asia Pacific
                        Small Company Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 78/79 to
                                 Registrant's Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 30, 2006.

          (g)  Dated January 6, 1993 re: the
          *       U.S. Small Cap Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                        Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 70/71 to
                                 Registrant's Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 29, 2004.

          (h)  Dated January 6, 1993 re: the:
          *       U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap
                  High Book-to-Market Portfolio)
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (i)  Dated January 6, 1993 re: the:
          *       U.S. Small Cap Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap
                        High Book to Market Portfolio) to U.S. Small Cap Value
                        Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 70/71 to
                                 Registrant's  Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 29, 2004.

          (j)  Dated February 8, 1996 re: the
          *       RWB/DFA International High Book to Market Portfolio
                  (formerly DFA International High Book to Market Portfolio;
                  formerly the Reinhardt Werba Bowen International Large Stock
                  Portfolio)
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        RWB/DFA International High Book to Market Portfolio to
                        the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 59/60 to
                                 Registrant's Registration
                                 Statement on Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      January 26, 2001.

          (k)  Dated March 30, 1994 re:
          *       Emerging Markets Portfolios
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (l)  Dated February 8, 1996 re: the:
          *       Enhanced U.S. Large Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (m)  Dated February 8, 1996 re: the
          *       DFA Two-Year Global Fixed Income Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (n)  Dated August 8, 1996 re: the:
          *       International Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 29, 2004.

          (o)  Dated December 19, 1996 re: the:
          *       Emerging Markets Small Cap Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (p)  Dated November 30, 1997 re: the:
          *       U.S. Micro Cap Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Form of  Addendum  Number  One  re:  the  reflection  of the following name change:
               *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                        Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 60/61 to the
                                 Registrant's Registration
                                 Statement on Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 23, 2001.

          (q)  Dated November 30, 1997 re: the:
          *       U.S. Small XM Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:

               *        U.S. 4-10 Value Portfolio to U.S. Small XM Value
                        Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (r)  Dated November 30, 1997 re: the:
          *       Emerging Markets Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (s)  Dated December 8, 1998 re: the:
          *       Tax-Managed U.S. Marketwide Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (t)  Form of Dated August 1, 2001 re: the:
          *       Tax-Managed U.S. Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 61/62 to the
                           Registrant's Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 18, 2001.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                        U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 66/67 to the
                                 Registrant's Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      July 30, 2002.

     (4)  Other.

          (a)  Marketing  Agreement dated June 29, 1994 between DFA and National
               Home Life Assurance Company. Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (b)  Participation  Agreement between DFA Investment Dimensions Group,
               Inc., DFA, DFA Securities,  Inc. and National Home Life Assurance
               Company.
               Incorporated herein by reference to:

               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (c)  Form of Client Service Agent Agreement re: the:
               *       RWB/DFA International High Book to Market Portfolio
                       (formerly the DFA International High Book to Market
                       Portfolio and Reinhardt Werba Bowen International Large
                       Stock Portfolio).
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (1)  Addendum Number One re: the reflection of the following name change:

               *        RWB/DFA International High Book to Market Portfolio to
                        the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 59/60 to the
                                 Registrant's Registration
                                 Statement on Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      January 26, 2001.

          (d)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated August 7, 2006.
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.4.d.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
          Incorporated herein by reference to:
          ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.i.1.

(j)  Other Opinions.

     (1)  Consent of PricewaterhouseCoopers

     Incorporated herein by reference to:
     Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                      Registration Statement on Form N-1A.
     File Nos.:       2-73948 and 811-3258.
     Filing Date:     March 30, 2006.

(k)  Omitted Financial Statements.
     Not applicable.

(l)  Initial Capital Agreements.
     Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)  Rule 12b-1 Plans.
     Not Applicable

(n)  Plans pursuant to Rule 18f-3.

     (1)  Multiple Class Plan Pursuant to Rule 18f-3, adopted April 1, 2004, re:
          the:
     *        U.S. Small Cap Value Portfolio
     Incorporated herein by reference to:
     Filing:          Post-Effective Amendment No. 71/72 to Registrant's
                      Registration Statement on Form N-1A.
     File Nos.:       2-73948 and 811-3258.
     Filing Date:     June 28, 2004.

(o)  Powers-of-Attorney.

     (1)  Powers-of-Attorney  appointing  David G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact  for  Registrant,  DFA Investment  Trust Company and
          Dimensional Emerging Markets Value Fund Inc. dated October 13, 2000.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 62/63 to the
                           Registrant's Registration Statement on Form
                           N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 10, 2001.

     (2)  Powers-of-Attorney  appointing  David G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact  for  Registrant,  DFA Investment  Trust Company and
          Dimensional Emerging Markets Value Fund Inc. dated January 24, 2001.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 59/60 to the
                           Registrant's Registration Statement on Form
                           N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 26, 2001.

     (3)  Powers-of-Attorney  appointing  David G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact  for  Registrant,  DFA Investment  Trust Company and
          Dimensional Emerging Markets Value Fund Inc. dated December 19, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (4)  Power-of-Attorney  appointing  David  G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact for Registrant dated October 25, 2005.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2006.

(p)  Codes of Ethics.
     (1)  Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          None.

ITEM 25. INDEMNIFICATION.

          Reference  is made to  Section  1 of  Article  IX of the  Registrant's
          Amended and Restated By-Laws,  which provide for  indemnification,  as set forth below.

          With respect to the  indemnification  of the Officers and Directors of the Corporation:

          (a)  The  Corporation  shall  indemnify each Officer and Director made party to a proceeding,  by reason of service in such capacity, to the fullest  extent,  and in the manner  provided,  under Section
               2-418 of the Maryland  General  Corporation Law: (i) unless it is proved that the person seeking  indemnification  did not meet the standard  of  conduct  set  forth in  subsection  (b)(1)  of such section;  and (ii)  provided,  that  the  Corporation  shall  not indemnify  any  officer  or  Director  for any  liability  to the
               Corporation  or its  security  holders  arising  from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (b)  The   provisions   of  clause   (i)  of   paragraph   (a)  herein
               notwithstanding, the Corporation shall indemnify each Officer and
               Director against reasonable  expenses incurred in connection with the successful defense of any proceeding to which such Officer or
               Director is a party by reason of service in such capacity.

          (c)  The  Corporation,  in the manner and to the  extent  provided  by applicable law, shall advance to each Officer and Director who is made party to a proceeding  by reason of service in such capacity the  reasonable  expenses  incurred by such person in  connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

          (a)  Dimensional  Fund  Advisors  Inc.,  with  a  principal  place  of business  located at 1299 Ocean Avenue,  Santa Monica,  CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies,
               The DFA Investment  Trust Company,  Dimensional  Emerging Markets
               Value Fund Inc. and Dimensional Investment Group Inc. The Advisor
               also  serves  as   sub-advisor   for  certain  other   registered
               investment companies.

               The Advisor is engaged in the  business of  providing  investment advice  primarily  to  institutional  investors.  For  additional information,  please see  "Management  of the Fund" in PART A and
               "Directors   and  Officers"  in  PART  B  of  this   Registration
               Statement.

               Additional  information  as to the Advisor and the  directors and officers of the Advisor is  included  in the  Advisor's  Form ADV
               filed  with  the  Commission  (File  No.  801-16283),   which  is
               incorporated  herein by reference and sets forth the officers and directors  of the Advisor  and  information  as to any  business, profession,  vocation  or  employment  or  a  substantial  nature engaged in by those  officers and  directors  during the past two years.

          (b)  The Sub-Advisor for the VA  International  Small Portfolio of the
               Registrant is Dimensional Fund Advisors Ltd.  ("DFAL").  DFAL has
               its principal place of business is 14 Berkeley Street, London W1X
               5AD,  England.  Additional  information  as to the  DFAL  and the directors and officers of DFAL is included in the DFAL's Form ADV
               filed  with  the  Commission  (File  No.  801-40136),   which  is
               incorporated  herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or  employment  or a  substantial  nature  engaged in by those officers and directors during the past two years.

          (c)  The Sub-Advisor for the VA  International  Small Portfolio of the
               Registrant is DFA Australia  Limited ("DFA  Australia").  DFA has
               its  principal  placed  of  business  is Suite  4403  Gateway,  1
               MacQuarie  Place,  Sydney,  New  South  Wales  2000,   Australia.
               Additional  information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia's Form ADV
               filed  with  the  Commission  (File  No.  801-48036),   which  is
               incorporated  herein by reference and sets forth the officers and directors of DFA  Australia and  information  as to any business, profession,  vocation  or  employment  or  a  substantial  nature engaged in by those  officers and  directors  during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS.

          (a)  DFA Securities  Inc.,  ("DFAS") is the principal  underwriter for the Registrant. DFAS also serves as principal underwriter for The
               DFA Investment Trust Company,  Dimensional Emerging Markets Value
               Fund Inc. and Dimensional Investment Group Inc.

          (b)  The   following   table   sets  forth   information   as  to  the
               Distributor's Directors, Officers, Partners and Control Persons:

  Name and Principal Business    Positions and Offices     Positions and Offices
            Address                 with Underwriter             with Fund
-------------------------------- ----------------------- --------------------------

David G. Booth                   Chairman, Director,     Chairman, Director,
1299 Ocean Avenue                President, Chief        President, Chief
Santa Monica, CA 90401           Executive Officer and   Executive Officer and
                                 Chief Investment        Chief Investment Officer
                                 Officer

Eugene F. Fama Sr.               Director                None
Graduate School of Business
University of Chicago
1101 East 58th Street
Chicago, IL 60637

John A. McQuown                  Director                None
c/o KMV Corporation
1620 Montgomery Street
Suite 140
San Francisco, CA 94111

Rex A. Sinquefield               Director                Director
The Show Me Institute
7777 Bonhomme Ave.,
Ste. 2150
St. Louis, MO 63105

M. Akbar Ali                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Darryl Avery                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Arthur H. Barlow                 Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Valerie A. Brown                 Vice President and      Vice President and
1299 Ocean Avenue                Assistant Secretary     Assistant Secretary
Santa Monica, CA 90401

Stephen A. Clark                 Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Truman A. Clark                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Christopher S. Crossan           Vice President,         Vice President, Chief
1299 Ocean Avenue                Global Chief            Compliance Officer
Santa Monica, CA 90401           Compliance Officer
                                 and Chief Compliance
                                 Officer

James L. Davis                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Robert T. Deere                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Robert W. Dintzer                Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Richard A. Eustice               Vice President and      Vice President and
1299 Ocean Avenue                Assistant Secretary     Assistant Secretary
Santa Monica, CA 90401

Eugene F. Fama, Jr.              Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Gretchen A. Flicker              Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Glenn S. Freed                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Jennifer S. Fromm                Vice President          None
1299 Ocean Avenue
Santa Monica, CA 90401

Henry F. Gray                    Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Julie C. Henderson               Vice President          Vice President and
1299 Ocean Avenue                                        Controller
Santa Monica, CA 90401

Kevin B. Hight                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Christine W. Ho                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Jeff J. Jeon                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Patrick M. Keating               Vice President and      Vice President
1299 Ocean Avenue                Chief Operating
Santa Monica, CA 90401           Officer

Joseph F. Kolerich               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Michael F. Lane                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Kristina M. LaRusso              Vice President          None
1299 Ocean Avenue
Santa Monica, CA 90401

Juliet H. Lee                    Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Natalie Maniaci                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Heather E. Mathews               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

David M. New                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Catherine L. Newell              Vice President,         Vice President,
1299 Ocean Avenue                Secretary and General   Secretary, General
Santa Monica, CA 90401           Counsel                 Counsel and Chief Legal
                                                         Officer

Carmen Palafox                   Vice President          None
1299 Ocean Avenue
Santa Monica, CA 90401

Sonya K. Park                    Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

David A. Plecha                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Eduardo A. Repetto               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

L. Jacobo Rodriguez              Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Michael T. Scardina              Vice President, Chief   Vice President, Chief
1299 Ocean Avenue                Financial Officer and   Financial Officer and
Santa Monica, CA 90401           Treasurer               Treasurer

David E. Schneider               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Grady M. Smith                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Carl G. Snyder                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Lawrence R. Spieth               Vice President          Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

Bradley G. Steiman               Vice President          Vice President
Suite 910, 1055 West Hastings
Vancouver, B.C. V6E 2E9

Karen E. Umland                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Carol W. Wardlaw                 Vice President          Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

Weston J. Wellington             Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Daniel M. Wheeler                Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Dimensional Fund Advisors Inc.   Shareholder
1299 Ocean Avenue
Santa Monica, CA 90401

          (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The  accounts  and  records of the  Registrant  are located at the office of the
Registrant and at additional locations, as follows:

Name                                                    Address
DFA Investment Dimensions Group Inc.                    1299 Ocean Avenue
                                                        Santa Monica, CA 90401

PFPC Inc.                                               301 Bellevue Parkway,
                                                        Wilmington, DE 19809

ITEM 29. MANAGEMENT SERVICES.
         None.

ITEM 30. UNDERTAKINGS.
         Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 (the "1933 Act") and
the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this  registration  statement under  Rule  485(b)  under  the  1933  Act and has  duly  caused  Post-Effective
Amendment No. 82/83 to this Registration Statement to be signed on its behalf by the  undersigned,  thereunto duly authorized,  in the City of Santa Monica,  the
State of California, as of this 4th day of August, 2006.

                                    DFA INVESTMENT DIMENSIONS GROUP INC.
                                                     (Registrant)

                                    By:     /s/ David G. Booth            *
                                            David G. Booth, President
                                            (Signature and Title)

Pursuant  to the  requirements  of the  Securities  Act of 1933,  Post-Effective
Amendment No. 82/83 to this Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date

/s/ David G. Booth            *     President, Director,      August 4, 2006
David G. Booth                      Chairman, Chief
                                    Executive Officer and
                                    Chief Investment Officer

/s/ Rex A. Sinquefield        *     Director                  August 4, 2006
Rex A. Sinquefield

/s/ Michael T. Scardina       *     Chief Financial           August 4, 2006
Michael T. Scardina                 Officer, Treasurer
                                    and Vice President

/s/ George M. Constantinides  *     Director                  August 4, 2006
George M. Constantinides

/s/ John P. Gould             *     Director                  August 4, 2006
John P. Gould

/s/ Roger G. Ibbotson         *     Director                  August 4, 2006
Roger G. Ibbotson

/s/ Robert C. Merton          *     Director                  August 4, 2006
Robert C. Merton

/s/ Myron S. Scholes          *     Director                  August 4, 2006
Myron S. Scholes

/s/ Abbie J. Smith            *     Director                  August 4, 2006
Abbie J. Smith

                  * By:    /s/ Catherine L. Newell
                  Catherine L. Newell
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A Exhibit No.  EDGAR Exhibit No.  Description

23(d)(1)(t)       EX-99.d.1.t        Investment Advisory Agreement for DFA
                                     Emerging Markets Social Core Portfolio

23(d)(2)(g)       EX-99.d.2.g        Sub-Advisory Agreement between the
                                     Registrant, DFA and Dimensional Fund
                                     Advisors Ltd. for the DFA Emerging Markets
                                     Social Core Portfolio

23(d)(2)(h)       EX-99.d.2.h        Sub-Advisory Agreement between the
                                     Registrant, DFA and DFA Australia Ltd. for
                                     the DFA Emerging Markets Social Core
                                     Portfolio

23(h)(1)(l)       EX-99.h.1.l        Form of Addendum of Transfer Agency
                                     Agreement for DFA Emerging Markets Social
                                     Core Portfolio

23(h)(2)(l)       EX-99.h.2.l        Form of Addendum of Administration and
                                     Accounting Services Agreement for DFA
                                     Emerging Markets Social Core Portfolio

23(h)(4)(d)       EX-99.h.4.d        Fee Waiver and Expense Assumption Agreement
                                     between the Registrant and DFA dated
                                     August 7, 2006

23(i)(1)          EX-99.i.1          Legal Opinion of Stradley, Ronon, Stevens
                                     & Young, LLP.